                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-103354



                                EQ ADVISORS TRUST
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

March 25, 2003

Dear Equitable Client:

     The net premiums or contributions you paid under your variable life insurance policy or variable annuity contract or certificate ("Contract") issued by The Equitable Life Assurance Society of the United States ("Equitable") have been allocated at your direction to the investment divisions of a separate account or accounts of Equitable ("Separate Accounts"). The Separate Account divisions invest in corresponding Portfolios of the EQ Advisors Trust ("Trust"). As an owner of a Contract ("Contractowner") with premiums or contributions allocated to EQ/International Equity Index Portfolio ("International Index Portfolio"), you are entitled to instruct Equitable as the sole shareholder of record of all of the shares issued by International Index Portfolio that are held in investment divisions of each Separate Account, as to how it should vote on certain proposals to be considered at a Special Meeting of Shareholders of International Index Portfolio of the Trust ("Special Meeting").

     Contractowners of International Index Portfolio will be asked to provide voting instructions on a merger between that Portfolio and EQ/Alliance International Portfolio ("Alliance International Portfolio").

     Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.


     IT IS VERY IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN, SIGN, DATE AND MAIL IT IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF YOU MAIL YOUR VOTING INSTRUCTION CARD IN THE UNITED STATES. YOUR PROMPT RESPONSE WILL HELP AVOID THE UNNECESSARY EXPENSE OF A FURTHER SOLICITATION OF VOTING INSTRUCTIONS. YOU ALSO MAY PROVIDE VOTING INSTRUCTIONS BY PHONE AT (866) 235-4258, BY FAX AT (888) 796-9932, OR BY INTERNET AT OUR WEBSITE AT HTTPS://VOTE.PROXY-DIRECT.COM.


     Thank you for participating in this important process.

                                                    Sincerely,

                                                    Peter D. Noris
                                                    Chairman of the Board

                          EQ ADVISORS TRUST ("TRUST")

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDER OF
                    EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
                          SCHEDULED FOR APRIL 29, 2003

     A special meeting of the shareholder of EQ/International Equity Index Portfolio ("International Index Portfolio") is scheduled to be held on April 29, 2003 at 10:00 a.m., local time, at 1290 Avenue of the Americas, New York, New York 10104 ("Special Meeting"). Owners of a variable life insurance policy or variable annuity contract or certificate issued by The Equitable Life Assurance Society of the United States ("Equitable") ("Contract") that has been allocated to the investment divisions of a separate account or accounts of Equitable ("Contractowners") that are invested in shares of International Index Portfolio will be asked, as appropriate, to provide Equitable with voting instructions on the following proposals:


         1. Approval of a Plan of Reorganization and Termination providing for the acquisition of all of the assets of International Index Portfolio by the Trust's EQ/Alliance International Portfolio ("Alliance International Portfolio") and the assumption of all liabilities of International Index Portfolio by Alliance International Portfolio in exchange for shares of Alliance International Portfolio and the subsequent liquidation of International Index Portfolio;

         2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.


     You should read both the Information Statement of Equitable and the Proxy Statement/Prospectus of the Trust, attached to this notice, prior to completing your voting instruction card.

     The record date for determining Contractowners of the International Index Portfolio entitled to notice of and entitled to vote at the Special Meeting or any adjournment thereof has been fixed as the close of business on March 6, 2003.


IT IS IMPORTANT THAT YOU RETURN YOUR VOTING INSTRUCTION CARD PROMPTLY. CONTRACTOWNERS SHOULD PROVIDE THEIR VOTING INSTRUCTIONS TO EQUITABLE AS OUTLINED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT SO THAT THEIR SHARES MAY BE REPRESENTED AT THE SPECIAL MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.



                                      By order of the Board of Trustees,

                                      Patricia Louie
                                      Vice President and
                                      Secretary of the Trust


New York, New York
March 25, 2003

                     THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES


                             INFORMATION STATEMENT
                      REGARDING A SPECIAL MEETING OF THE
                              SHAREHOLDERS OF THE
                   EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO OF
                               EQ ADVISORS TRUST
                         TO BE HELD ON APRIL 29, 2003


                                MARCH 25, 2003



                                    GENERAL



     This Information Statement is furnished by The Equitable Life Assurance Society of the United States ("Equitable"), a New York stock life insurance company, to owners of its variable life insurance policies and variable annuity contracts or certificates ("Contractowners") who had net premiums or contributions allocated to the investment divisions of Equitable's separate accounts ("Separate Accounts") that are invested in shares of EQ/International Equity Index Portfolio ("International Index Portfolio"), a separate series ("Portfolio") of EQ Advisors Trust, a registered investment company ("Trust") as of March 6, 2003 ("Record Date").

     Equitable is required to offer Contractowners the opportunity to instruct Equitable, as the owner of all the shares of International Index Portfolio held by the Separate Accounts, as to how it should vote on the proposal to be considered at the Special Meeting of Shareholder of International Index Portfolio, referred to in the preceding Notice and at any adjournments ("Special Meeting"). The enclosed Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely information about the proposed merger of International Index Portfolio into EQ/Alliance International Portfolio that a Contractowner should know before completing the enclosed voting instruction card.


     Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Financial, Inc. and Equitable are located at 1290 Avenue of the Americas, New York, New York 10104.

     This Information Statement and the accompanying voting instruction card are being mailed to Contractowners on or about March 25, 2003.

                           HOW TO INSTRUCT EQUITABLE


     To instruct Equitable as to how to vote the shares of International Index Portfolio ("Shares") held in the investment divisions of the Separate Accounts, Contractowners are asked to promptly mark their voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope. Contractowners also may provide voting instructions by phone at (866) 235-4258, by fax at (888) 796-9932 or by Internet at our website at https://vote.proxy-direct.com.


IF A VOTING INSTRUCTION CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES IN FAVOR OF THE PROPOSAL.

     The number of Shares held in the investment division of each Separate Account corresponding to International Index Portfolio for which a Contractowner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract's Account Value (minus any Contract indebtedness) allocable to that investment division of each Separate Account by
(ii) the net asset value of one share of International Index Portfolio. At any time prior to Equitable's voting at the Special Meeting, a Contractowner may revoke his or her voting instruction card with respect to that investment division by written notice, or proper telephone, fax or Internet instructions to the Secretary of the Trust or by properly executing a later-dated voting instruction card, or properly providing later telephone, fax or Internet instructions.


                            HOW EQUITABLE WILL VOTE

     Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to contracts for which Equitable is the Contractowner for the proposal. Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or that are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.


                                 OTHER MATTERS

     Equitable is not aware of any matters, other than the specified proposal, to be acted on at the Special Meeting. If any other matters come before the Special Meeting, Equitable will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Equitable or its subsidiaries as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, personal interview or the Internet.

     If the necessary quorum to transact business is not established or the vote required to approve or reject each proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions that have been voted in favor of a proposal and will vote against any such adjournment those voting instructions that have been voted against a proposal.


                                    Patricia Louie
                                    Vice President

IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN SIGN, DATE AND MAIL THE VOTING INSTRUCTION CARD IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. YOU MAY ALSO PROVIDE YOUR VOTING INSTRUCTIONS BY TELEPHONE AT (866) 235-4258, BY FAX AT (888) 796-9932 OR BY INTERNET AT OUR WEBSITE AT HTTPS://VOTE.PROXY-DIRECT.COM.

                          PROXY STATEMENT/PROSPECTUS
                             OF EQ ADVISORS TRUST


                       SPECIAL MEETING OF SHAREHOLDER OF
                  EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO OF
                               EQ ADVISORS TRUST


                          SCHEDULED FOR APRIL 29, 2003



--------------------------------------------------------------------------------

   ACQUISITION OF THE ASSETS AND
 ASSUMPTION OF THE LIABILITIES OF:      BY AND IN EXCHANGE FOR SHARES OF:
-----------------------------------   ------------------------------------
 EQ/International Equity Index
   Portfolio ......................   EQ/Alliance International Portfolio

                        each a series ("Portfolio") o f:
                        EQ Advisors Trust
                        1290 Avenue of the Americas
                        New York, NY 10104

--------------------------------------------------------------------------------


     EQ Advisors Trust ("Trust") serves as an investment vehicle for use in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable" or the "Shareholder"). Equitable holds Trust shares in separate accounts in which contributions and premiums received under the Contracts are initially invested; these separate accounts in turn purchase Trust shares, as described in the Trust's prospectus. Owners of Contracts ("Contractowners") with amounts allocated to the Trust's EQ/ International Equity Index Portfolio ("International Index Portfolio" or "Acquired Portfolio") are being provided the opportunity to provide voting instructions concerning the proposal contained in this Proxy Statement/Prospectus.

     This Proxy Statement/Prospectus is soliciting Contractowners with shares allocated to International Index Portfolio to approve a Plan of Reorganization and Termination ("Reorganization Plan") whereby the Acquired Portfolio will be merged into EQ/Alliance International Portfolio ("Alliance International Portfolio" or the "Acquiring Portfolio"). The Acquired Portfolio shares are divided into two classes, designated Class IA and Class IB shares (collectively, "Acquired Portfolio Shares"). The Acquiring Portfolio Shares also are divided into two classes, also designated Class IA and Class IB shares (collectively, "Acquiring Portfolio Shares").

     The merger ("Reorganization") will work in the following manner:

     o The Acquired Portfolio will transfer its assets to the Acquiring Portfolio, which will assume the Acquired Portfolio's liabilities.

     o The Acquiring Portfolio will issue the corresponding class of Acquiring Portfolio Shares that will be credited to the Shareholder and allocated to each Contractowner's account in an amount equal to the value of the shares of his or her current Portfolio. Although the number of shares allocated to you will likely change, the total value of your investment will not change as a result of the Reorganization.

     o You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

     You are being asked to provide voting instructions concerning your approval of the Reorganization Plan pursuant to which the Reorganization transaction would be accomplished. Because Contractowners are being asked to provide voting instructions to Equitable regarding a transaction that will result in their holding shares of the Acquiring Portfolio, this Proxy Statement also serves as a Prospectus for the Acquiring Portfolio and provides information about the Acquiring Portfolio that a prospective investor ought to know before investing.


     This Proxy Statement/Prospectus is being provided to the Shareholder and mailed to Contractowners on or about March 25, 2003. It is being furnished on behalf of the Board of Trustees of the Trust ("Board") to the Shareholder of International Index Portfolio for its use in obtaining instructions from Contractowners as to how to vote on the proposals to be considered at the Special Meeting of Shareholders of International Index Portfolio to be held at 1290 Avenue of the Americas, New York, New York 10104, on April 29, 2003 at 10:00 a.m., Eastern time and at any adjournments thereof ("Special Meeting"). It is expected that the Shareholder will attend the Special Meeting in person or by proxy and will vote shares of the Trust held by it in accordance with voting instructions received from Contractowners and in accordance with voting procedures established by the Trust.


                   INFORMATION ABOUT THE ACQUIRING PORTFOLIO

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Portfolio that you should know before investing. The investment objective of the Acquiring Portfolio is to seek long-term growth of capital. For a more detailed discussion of the investment objectives, investment strategies, restrictions and risks of the Acquiring Portfolio and those of the Acquired Portfolio, please see the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002. The Trust also provides periodic reports to its Contractowners that highlight certain important information about the Acquired Portfolio and the Acquiring Portfolio, including investment results and financial information. The Trust will furnish, without charge, to any Contractowner, upon request, a copy of the current Prospectus, SAI or the 2002 Annual Report. Such requests may be directed to the Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling
(800)528-0204.

     The Trust's SAI dated May 1, 2002, filed with the Securities and Exchange Commission ("SEC" or "Commission") on April 3, 2002 (file nos. 333-17217 and 811-07953), containing additional information about the Trust and each Portfolio, is hereby incorporated by reference in its entirety into this Proxy Statement/ Prospectus.

     The Trust is subject to the informational requirements of the Securities Act of 1933, as amended. Accordingly, the Trust files certain reports and other information with the SEC. You can copy and review information about the Trust and each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202)942-8090. Reports and other information about the Acquired Portfolio and Acquiring Portfolio are available on the EDGAR Database on the Commission's Internet site at http:// www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549

     THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



SUMMARY ................................................................       5
  The Proposed Reorganization ..........................................       5
  Comparison of Investment Objectives, Strategies and Restrictions .....       6
  Operating Expenses ...................................................       8
  Expense Tables .......................................................       9
COMPARISON OF PRINCIPAL RISK FACTORS ...................................      14
INFORMATION ABOUT THE REORGANIZATION ...................................      17
  Terms of the Reorganization Plan .....................................      17
  Description of the Securities to be Issued ...........................      18
  Reasons for the Reorganization .......................................      19
  Federal Income Tax Consequences of the Proposed Reorganization              21
  Rights of Shareholders of the Acquired Portfolio and Acquiring
    Portfolio ..........................................................      22
  Capitalization .......................................................      23
ADDITIONAL INFORMATION ABOUT EQUITABLE AND
  THE PORTFOLIOS .......................................................      23
  Information About Equitable and the Adviser ..........................      23
  Distribution Plan and Distributions ..................................      25
  Purchase, Exchange and Redemption Procedures .........................      25
  How Assets are Valued ................................................      26
  Tax Consequences of Buying, Selling and Holding Portfolio Shares .....      27
FINANCIAL HIGHLIGHTS ...................................................      28
  Alliance International Portfolio Financial Highlights ................      29
VOTING INFORMATION .....................................................      29
  Voting Rights ........................................................      29
  Required Shareholder Vote ............................................      30
  Solicitation of Voting Instructions ..................................      30
  Proxy Solicitation ...................................................      31
  Adjournment ..........................................................      31
  Other Matters to Come Before the Special Meeting .....................      32
ADDITIONAL INFORMATION .................................................      32
APPENDIX A -- FORM OF PLAN OF REORGANIZATION ...........................      A-1
STATEMENT OF ADDITIONAL INFORMATION AND
  FINANCIAL STATEMENTS .................................................      S-1

                                    SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Reorganization Plan, which is attached hereto as Appendix A.


                          THE PROPOSED REORGANIZATION

     On February 4, 2003, the Board approved the Reorganization Plan. Subject to Shareholder approval, the Reorganization Plan provides for:

     o the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio having an aggregate value equal to the net assets of the Acquired Portfolio;

     o the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio;

     o    distribution to the Shareholder of shares of the Acquiring Portfolio;
          and

     o    complete termination of the Acquired Portfolio.


     The Reorganization is expected to be effective upon the closing of business on May 2, 2003, or on a later date as the Trust determines ("Closing"). As a result of the Reorganization, each Contractowner whose Contract values are invested in shares of the Acquired Portfolio would become an indirect owner of shares in the Acquiring Portfolio. Each such Contractowner indirectly would hold, immediately after the Closing, Class IA or Class IB shares of the Acquiring Portfolio, depending on the corresponding class of shares of the Acquired Portfolio that a Contractowner owns, having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Portfolio indirectly held by that Contractowner as of the Closing.


     In considering whether to approve the Reorganization Plan, you should note that:

     o The Acquired Portfolio is an index fund, which means that it is passively managed. An index fund manager does not actively buy and sell securities; rather, the manager holds a representative sample of the securities in the index. The Acquiring Portfolio, by contrast, is an actively managed fund.

     o The Acquired Portfolio has similar, though not identical, investment characteristics and policies to the Acquiring Portfolio.

     o The Acquired Portfolio has been unable to attract significant assets. Equitable expects that the Reorganization will consolidate the assets attributable to the Acquired Portfolio and the Acquiring Portfolio, which is much larger.

     o Due to the active management of the Acquiring Portfolio, the management fee for the Alliance International Portfolio is higher than that of the International Index Portfolio, as has been the overall expense ratio of the Acquiring Portfolio.

     After careful consideration, the Board unanimously approved the proposed Reorganization Plan. Accordingly, the Trustees have submitted the Reorganization Plan for approval by the Portfolio's Contractowners. The Board recommends that you vote "for" the proposed Reorganization Plan.


        COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

     The investment objectives and certain strategies and policies of the Acquired Portfolio and the Acquiring Portfolio are summarized below. The investment objectives of the Acquired Portfolio and the Acquiring Portfolio differ because the Acquired Portfolio, as an index fund, seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index. The investment characteristics and policies of the Acquired Portfolio are similar to those of the Acquiring Portfolio. For a more detailed description of the investment objectives, strategies, policies and restrictions of each Portfolio, please see the Trust's Prospectus and Statement of Additional Information dated May 1, 2002.

     For information concerning the risks associated with investments in the Portfolios, see "Comparison of Principal Risk Factors" below.

----------------------------------------------------------------------------------------------------
                     INTERNATIONAL INDEX PORTFOLIO             ALLIANCE INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------
 Investment    Seeks to replicate as closely as          Seeks long-term growth of capital
  Objective    possible (before deduction of
               Portfolio expenses) the total return
               of the MSCI EAFE Index
----------------------------------------------------------------------------------------------------
 Investment    Under normal circumstances, the           The Portfolio invests in both
  Strategies   Portfolio invests at least 80% of its     growth-oriented and value-oriented
               net assets, plus borrowings for           stocks of non-U.S. companies.
               investment purposes, in equity
               securities of companies in the MSCI       The growth portion of the Portfolio
               EAFE Index. The Portfolio is              invests primarily in a diversified
               constructed to have aggregate             portfolio of equity securities selected
               investment characteristics similar to     principally to permit participation in
               those of the MSCI EAFE Index.             non-U.S. companies or foreign
               The Portfolio invests in a statistically  governmental enterprises that Alliance
               selected sample of the securities of      believes has prospects for growth. This
               companies included in the MSCI            portion of the Portfolio may invest
               EAFE Index, although not all              anywhere in the world (including
               companies within a country will be        developing countries or "emerging
               represented in the Portfolio at the       markets"), although it will not generally
               same time.                                invest in the United States.

               The Portfolio may invest to a lesser      The value portion of the Portfolio
               extent in short-term debt securities      invests primarily in equity securities of
               and money market instruments to           issuers in countries that comprise the
               meet redemption requests or to            MSCI EAFE Index (i.e., Europe,
               facilitate investment in the securities   Australia and the Far East) and
               of the MSCI EAFE Index.                   Canada. The Adviser uses a
                                                         value-oriented approach to stock
               Securities index futures contracts        selection in that it invests in stocks with
               and related options, warrants and         low price-to-earnings ratios, low
               convertible securities may be used        price-to-book ratios and high dividend
               for a number of reasons, including:       yields. The value portion of the
               to simulate full investment in the        Portfolio is diversified among many
               MSCI EAFE Index while retaining a         foreign countries, but not necessarily in
               cash balance for Portfolio                the proportion that the countries are
               management purposes; to facilitate        represented in the MSCI EAFE Index.
               trading; to reduce transaction costs;
               or to seek higher investment returns      The Portfolio intends to have business
               when a futures contract, option,          activities in not less than three different
               warrant or convertible security is        countries represented in the Portfolio.
               priced more attractively than the
               underlying equity security or MSCI        The Portfolio may invest in any type of
               EAFE Index.                               investment grade, fixed income security
                                                         including, but not limited to, preferred
                                                         stock, convertible securities, bonds,
                                                         notes and other evidences of
                                                         indebtedness of foreign issuers,
                                                         including obligations of foreign
                                                         governments. Although no particular
                                                         proportion of stocks, bonds or other
                                                         securities is required to be maintained,
                                                         the Portfolio intends under normal
                                                         market conditions to invest primarily in
                                                         equity securities.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                  INTERNATIONAL INDEX PORTFOLIO        ALLIANCE INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                  The Portfolio may also make use of
                                                  various other investment strategies,
                                                  including the purchase and sale of
                                                  shares of other mutual funds investing
                                                  in foreign securities. The Portfolio may
                                                  also use derivatives, including writing
                                                  covered call and put options and
                                                  purchasing call and put options on
                                                  individual equity securities, securities
                                                  indexes and foreign currencies. The
                                                  Portfolio may also purchase and sell
                                                  stock index, foreign currency and
                                                  interest rate futures contracts and
                                                  options on such contracts, as well as
                                                  forward foreign currency exchange
                                                  contracts.

                                                  For temporary defensive purposes,
                                                  when market or financial conditions
                                                  warrant, the Portfolio may at times
                                                  invest substantially all of its assets in
                                                  securities issued by a single major
                                                  developed country (e.g., the U.S.) or in
                                                  cash or cash equivalents, including
                                                  money market instruments issued by
                                                  that country. In addition, the Portfolio
                                                  may establish and maintain temporary
                                                  cash balances in U.S. and foreign
                                                  short-tem high-grade money market
                                                  instruments for defensive purposes or to
                                                  take advantage of buying opportunities.
                                                  Such investments could result in the
                                                  Portfolio not achieving its investment
                                                  objective.
----------------------------------------------------------------------------------------------------
 Investment    Equitable                          Equitable
  Manager
----------------------------------------------------------------------------------------------------
 Investment    Alliance Capital Management L.P.   Alliance Capital Management L.P.
  Adviser
----------------------------------------------------------------------------------------------------
 Portfolio     Portfolio management team          Portfolio management team
  Manager(s)
----------------------------------------------------------------------------------------------------


                               OPERATING EXPENSES

     MANAGEMENT FEE. The Trust pays Equitable a fee based on each Portfolio's average daily net assets. Equitable is responsible for fees paid to each Portfolio's investment adviser, Alliance Capital Management, L.P. ("Alliance" or the "Adviser"). Effective January 2, 2003, Alliance became the investment adviser to the International Index Portfolio pursuant to an Interim Advisory Agreement between Equitable and Alliance. Prior to that date, Deutsche Asset Management, Inc. served as investment adviser to the International Index Portfolio. The table below sets forth the contractual investment management fees payable to Equitable from each Portfolio under the current Investment Management Agreement at the stated annual rates (expressed as a percentage of the average daily net assets of each Portfolio):


                              INTERNATIONAL      ALLIANCE INTERNATIONAL
                             INDEX PORTFOLIO           PORTFOLIO*
-----------------------------------------------------------------------
First $1 billion.........          0.350%                 0.750%
-----------------------------------------------------------------------
Next $1 billion..........          0.350%                 0.700%
-----------------------------------------------------------------------
Next $3 billion..........          0.350%                 0.675%
-----------------------------------------------------------------------
Next $5 billion..........          0.350%                 0.650%
-----------------------------------------------------------------------
Thereafter ..............          0.350%                 0.625%
-----------------------------------------------------------------------


* Prior to November 22, 2002, the management fee for the Alliance International Portfolio was as follows: 0.850% for the first $1 billion, 0.800% for the next $1 billion, 0.775% for the next $3 billion, 0.750% for the next $5 billion and 0.725% thereafter.



                                 EXPENSE TABLES

     The current fees and expenses of Class IA and Class IB shares of the Acquired Portfolio and the Acquiring Portfolio and the estimated pro forma fees and expenses after giving effect to the proposed Reorganization are shown in the following tables. Expenses for the Portfolios are based on the operating expenses incurred by Class IA and Class IB shares of the Portfolios for the year ended December 31, 2002. Pro forma fees and expenses show estimated fees of Class IA and Class IB shares of the Acquiring Portfolio assuming that the Reorganization had been in effect for the year ended December 31, 2002.

     The examples are intended to help you compare the cost of investing in each of the Portfolios. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

     The tables below do not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If such fees and expenses were reflected, the total expenses would be higher.

             INTERNATIONAL INDEX/ALLIANCE INTERNATIONAL PORTFOLIOS
                      ANNUAL PORTFOLIO OPERATING EXPENSES
              (expenses that are deducted from Portfolio assets,
           shown as a ratio of expenses to average daily net assets)



                                                                                        AFTER THE
                                                                                REORGANIZATION -- ALLIANCE
                                    INTERNATIONAL              ALLIANCE          INTERNATIONAL PORTFOLIO
                                        INDEX               INTERNATIONAL        INCLUDING INTERNATIONAL
                                      PORTFOLIO               PORTFOLIO              INDEX PORTFOLIO
                                ----------------------  ----------------------  --------------------------
                                 CLASS IA    CLASS IB    CLASS IA    CLASS IB     CLASS IA      CLASS IB
                                ----------  ----------  ----------  ----------  ------------  ------------
Management Fees ..............      0.35%       0.35%       0.82%       0.82%        0.75%         0.75%
12b-1 Fees ...................        --        0.25%         --        0.25%          --          0.25%
Other Expenses ...............      0.32%       0.32%       0.24%       0.24%        0.14%         0.14%
Total Annual Fund
  Operating Expenses .........      0.67%       0.92%       1.06%       1.31%        0.89%         1.14%
Less Waiver/Expense
  Reimbursement(1) ...........        --          --        0.04%       0.04%       (0.04)%       (0.04)%
Net Expenses .................      0.67%       0.92%       1.02%       1.27%        0.85%         1.10%


-------------

(1) In the interest of limiting expenses of the International Index Portfolio and the Alliance International Portfolio, Equitable has entered into an Expense Limitation Agreement with the Trust with respect to the Portfolios. Under the Expense Limitation Agreement, Equitable has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class IA and Class IB shares of the International Index Portfolio and the Alliance International Portfolio (excluding amounts payable pursuant to a Rule 12b-1 plan with respect to Class IB shares of the International Index Portfolio and the Alliance International Portfolio) are limited to 0.85% of each Portfolio's average daily net assets. The term of the current Expense Limitation Agreement expires on April 30, 2004. The expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, will be borne by the Trust and allocated to the Acquired Portfolio and Acquiring Portfolio pro rata based on each Portfolio's net assets. The cost of the proxy has been estimated at $100,000.



                          EXAMPLE OF FUND EXPENSES(1)


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------  ---------  ---------  ---------
INTERNATIONAL INDEX PORTFOLIO -- Class IA ..................    $ 68       $214       $373     $  835
INTERNATIONAL INDEX PORTFOLIO -- Class IB ..................    $ 94       $293       $509     $1,131
ALLIANCE INTERNATIONAL PORTFOLIO -- Class IA ...............    $104       $333       $581     $1,291
ALLIANCE INTERNATIONAL PORTFOLIO -- Class IB ...............    $129       $411       $714     $1,575
AFTER THE REORGANIZATION:
  THE PORTFOLIOS COMBINED -- Class IA (Pro Forma) ..........    $ 87       $280       $489     $1,092
AFTER THE REORGANIZATION:
  THE PORTFOLIOS COMBINED -- Class IB (Pro Forma) ..........    $112       $358       $624     $1,383


-------------

(1) In the interest of limiting expenses of the International Index Portfolio and the Alliance International Portfolio, Equitable has entered into an Expense Limitation Agreement with the Trust with respect to the Portfolios. Under the Expense Limitation Agreement, Equitable has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class IA and Class IB shares of the International Index Portfolio and the Alliance International Portfolio (excluding amounts payable pursuant to a Rule 12b-1 plan with respect to Class IB shares of the International Index Portfolio and the Alliance International Portfolio) are limited to 0.85% of each Portfolio's average daily net assets. The term of the current Expense Limitation Agreement expires on April 30, 2004.

                            COMPARISON OF PERFORMANCE


INTERNATIONAL INDEX PORTFOLIO

     The following information gives some indication of the risks of an investment in the International Index Portfolio by showing changes in the Portfolio's performance from year to year and by comparing the Portfolio's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the periods shown. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.


               CALENDAR YEAR ANNUAL TOTAL RETURN (CLASS IB SHARES)

     The following bar chart illustrates the annual total returns for Class IB shares of the International Index Portfolio for the last five calendar years. The inception date for the fund is January 1, 1998.

[GRAPHIC OMITTED]


             20.07%       27.50%      -17.63%     -25.47%     -17.87%

              1998         1999        2000        2001        2002

-----------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 20.43% (4th Quarter 1998)           (20.33)% (3rd Quarter 2002)
-----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

     The table below shows how the average annual total returns for Class IB shares of the International Index Portfolio for the one-year, five-year and since-inception periods compare to those of a broad-based index. The table does not show average annual returns for Class IA shares of the International Index Portfolio because that class of shares has not completed a full calendar year of operations. Returns for Class IA shares of the International Index Portfolio will vary.


                                                     SINCE
                                    1 YEAR       INCEPTION (1)
                                -------------   --------------
Class IB ....................       -17.87%         -5.05%
MSCI EAFE Index (2) .........       -15.94%         -2.89%

-------------

(1)  The inception date for International Index Portfolio is January 1, 1998.

(2) The Morgan Stanley Capital International EAFE Index ("MSCI EAFE Index") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australasia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses. The index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. The index is unmanaged and cannot be invested in directly.


ALLIANCE INTERNATIONAL PORTFOLIO

     Management's Discussion and Analysis of the Alliance International Portfolio's performance during the fiscal year ended December 31, 2002 is included in the Statement of Additional Information to this proxy statement/prospectus.

     The following information gives some indication of the risks of an investment in the Alliance International Portfolio by showing changes in the Portfolio's performance from year to year and by comparing the Portfolio's performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the periods shown. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

     The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

CALENDAR YEAR ANNUAL TOTAL RETURN (CLASS IB SHARES)(1)

     The following bar chart illustrates the annual total returns for Class IB shares of the Alliance International Portfolio for the last seven calendar years. The inception date for the Portfolio is April 3, 1995.

[GRAPHIC OMITTED]


    9.6%      -3.2%     10.3%     36.90%     -22.86%     -23.23%     -10.20

   1996       1997      1998       1999       2000        2001        2002
-----------------------------------------------------------------------------
 Best quarter (% and time period)       Worst quarter (% and time period)
 25.32% (4th Quarter 1999)              (20.49)% (3rd Quarter 2002)
-----------------------------------------------------------------------------

-------------
(1) For periods prior to the inception of Class IB shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.


AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE PERIODS ENDED DECEMBER 31, 2002

     The table below shows how the average annual total returns for Class IA and Class IB shares of the Alliance International Portfolio for the one-year, five-year and since-inception periods compare to those of a broad-based index.




                                                                  SINCE
                                  1 YEAR         5 YEARS       INCEPTION(2)
                               ------------   ------------   --------------
Class IA ...................       -9.84%        -3.99%          -0.45%
Class IB ...................      -10.20%        -4.30%          -0.75%
MSCI EAFE Index(3) .........      -15.94%        -2.89%           0.22%

-------------
(1) For periods prior to the inception of Class IB shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

(2)  The inception date for Alliance International Portfolio is April 3, 1995.


(3) The MSCI EAFE Index is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australasia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses. The index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. The index is unmanaged and cannot be invested in directly.

                    COMPARISON OF DISTRIBUTION POLICIES AND
                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     Each of the Portfolios have the same Distribution Procedures, Purchase Procedures, Exchange Rights and Redemption Procedures as discussed in the Additional Information About Equitable and the Advisers section below.

     The Acquired Portfolio and the Acquiring Portfolio have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.


                TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

     As a condition to the consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that no gain or loss will be recognized by the Acquired Portfolio, the Acquiring Portfolio or the Shareholder as a result of the Reorganization (although the Acquired Portfolio may recognize net gain on the sale of its assets that may not be accepted by the Acquiring Portfolio, which gain would have to be distributed to the Shareholder at the time of or immediately before the Reorganization). The holding period and tax basis of the Acquiring Portfolio's shares received by the Shareholder pursuant to a Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization). Also, the Acquiring Portfolio's holding period and tax basis of the assets the Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization. The Trust believes that there will be no adverse tax consequences to the Contractowners as a result of the Reorganization.

     Please see the "Federal Income Tax Consequences of the Proposed Reorganization" section below for further information.


                     COMPARISON OF PRINCIPAL RISK FACTORS

     Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more money you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Many of the risks of an investment in the Acquiring Portfolio are the same as or similar to the risks of an investment in the Acquired Portfolio. The principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

     There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

     Each Portfolio invests in common stocks, therefore, the performance of the Portfolio may go up or down depending on general market conditions. In this summary, we describe the principal risks that may affect the Portfolios. Additional information and more detailed descriptions of the risks that may affect the Acquiring Portfolio and each Acquired Portfolio can be found in the Trust's Prospectus and SAI.


                     CHART OF PRINCIPAL RISKS BY PORTFOLIO

     The following chart summarizes the principal risks of the Acquiring Portfolio and the Acquired Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times. Each Risk is explained in more detail in the discussion following the chart.


                                   FOREIGN    INDEX     GROWTH      VALUE     EMERGING
                        EQUITY   SECURITIES    FUND   INVESTING   INVESTING    MARKET   LIQUIDITY   DERIVATIVES
       PORTFOLIO         RISK       RISK       RISK      RISK        RISK       RISK       RISK        RISK
---------------------- -------- ------------ ------- ----------- ----------- --------- ----------- ------------
International Index
  Portfolio .......... X              X         X                                            X           X
Alliance International
  Portfolio .......... X              X                   X           X           X                      X

     EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

     FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include Currency Risk, Emerging Market Risk, Geographic Risk, Political/ Economic Risk, Regulatory Risk and Transaction Costs Risk. For further discussion of these risks, please see the Trust's Prospectus dated May 1, 2002.

     INDEX FUND RISK: The International Index Portfolio is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the Portfolio utilizes a "passive" or "indexing" investment approach and attempt to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500, Russell 2000 or MSCI EAFE) through statistical procedures. Therefore, the Portfolio will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

     GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In using this approach, the Adviser generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. The Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

     VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. In using this approach, the Adviser generally selects stocks at prices, in its view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     LIQUIDITY RISK: Certain securities held by the International Index Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. The International Index Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio.

     DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.


                      INFORMATION ABOUT THE REORGANIZATION

                        TERMS OF THE REORGANIZATION PLAN

     The following summary of the Reorganization Plan is qualified in its entirety by reference to the Reorganization Plan attached to this Prospectus/ Proxy Statement as Appendix A. The Reorganization Plan provides that the Acquiring Portfolio will acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities. Subject to the satisfaction of the conditions described below, the Reorganization will take place at the close of business on May 2, 2003 ("Merger Date"), or later date determined by the Trust. The net asset value per Class IA and Class IB share of the Acquiring Portfolio will be determined by dividing the Acquiring Portfolio's assets, less liabilities allocated to such class, by the total number of its outstanding Class IA or Class IB shares, as appropriate. Portfolio assets will be valued in accordance with the valuation practices of the Acquired Portfolio and Acquiring Portfolio. See "How Assets are Valued" in the Trust's Prospectus.


     The number of full and fractional Class IA or Class IB shares of the Acquiring Portfolio received with respect to a Contractowner whose Contract values are invested in shares of the Acquired Portfolio will be equal in value to the value of the Acquired Portfolio shares as of the close of regularly scheduled trading on the NYSE on the Merger Date. As promptly as practicable after the Merger Date, the Acquired Portfolio will terminate and distribute to the Shareholder the corresponding class of Acquiring Portfolio Shares received by the Acquired Portfolio in the Reorganization. After such distribution, the Trust shall take all necessary steps under Delaware law, the Amended and Restated Agreement and Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

     The Board has determined, with respect to the Portfolio, that the interests of Contractowners whose Contract values are invested in Class IA or Class IB shares of the Portfolio will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Portfolio and those Contractowners.

     As each Portfolio is a separate series of the Trust, which is a Delaware statutory trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to the Acquiring Portfolio and the Acquired Portfolio. The Trust is governed by a Board of Trustees.

     The Reorganization Plan may be terminated and the Reorganization provided for therein may be abandoned at any time prior to the consummation of the Reorganization, before or after approval by the Shareholder of the Acquired Portfolio, if circumstances develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Plan provides that the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of either Portfolio, other than the requirements that (i) the Reorganization Plan be approved by the Shareholder of the Acquired Portfolio and (ii) the Trust receive the opinion of its counsel that the Reorganization contemplated by that Plan will constitute a tax-free reorganization for federal income tax purposes.


     The expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, will be borne by the Trust and allocated to the Acquired Portfolio and Acquiring Portfolio pro rata based on each Portfolio's net assets. The cost of the proxy has been estimated at $100,000. Approval of the Reorganization Plan will require a majority of the shares of the Acquired Portfolio voted at the Special Meeting. If the Reorganization Plan is not approved by the Shareholder of the Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. Please see the Voting Information section below for more information.



                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Shareholder of the Acquired Portfolio will receive shares of the Acquiring Portfolio in accordance with the procedures provided for in the Reorganization Plan as described above. Each such share will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

     The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Amended and Restated Agreement and Declaration of Trust authorizes the Board to issue shares in different series. In addition, the Amended and Restated Agreement and Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each of the series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders' rights and preferences. The Acquired Portfolio and the Acquiring Portfolio are each series of the Trust. Currently, the Trust offers two classes of shares, Class IA and Class IB shares, which differ only in that Class IB shares are subject to a distribution plan adopted and administered pursuant to Rule 12b-1 under the 1940 Act ("Class IB Distribution Plan"). The Class IB Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Trust's distribution agreements with respect to the Class IB shares ("Distribution Agreements"), payments to the Distributors for activities pursuant to the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares.


                         REASONS FOR THE REORGANIZATION

     The principal purpose of the Reorganization is to provide a means by which the Contractowners whose Contract values are invested in the Acquired Portfolio, in combination with the Acquiring Portfolio, can pursue similar strategies and policies in the context of a larger fund with potentially greater economies of scale.


     Equitable is proposing that the International Index Portfolio be converted from a passively managed portfolio to an actively managed portfolio. Equitable recommended converting the International Index Portfolio to an actively managed portfolio following the announcement of the proposed sale of the index asset management business of Deutsche Asset Management, Inc., ("Deutsche") the International Index Portfolio's previous adviser, to The Northern Trust Investments, Inc. ("Nothern Trust"), an affiliate of The Northern Trust Company. Following the sale, Deutsche would cease to have capabilities in index asset management. In making the recommendation to convert the International Index Portfolio to an actively managed portfolio, Equitable considered the relatively small assets, i.e., the International Index Portfolio's assets are less than $100 million, after five years of operation. The International Index Portfolio has been unable to attract and retain a reasonable level of assets and has not achieved the growth in assets that was originally anticipated. Equitable does not expect that the Acquired Portfolio will achieve significant growth of assets thereby making it more difficult to manage. Equitable believes that the International Index Portfolio and its Contractowners will benefit from combination with a larger Portfolio that is actively managed and has many of the attributes Contractowners sought when they selected the Acquired Portfolio as an investment. The Manager believes that the Alliance International Portfolio's active management and broader investment mandate would be attractive to Contractowners and potential investors of International Index Portfolio.


     In determining whether to approve the Reorganization Plan and recommend its approval to the Contractowners, the Board (including all of the disinterested trustees ("Independent Trustees") (with the advice and assistance of independent legal counsel)), made an inquiry into a number of matters and considered the following factors, among others: (1) any fees or expenses that will be borne directly or indirectly by the International Index Portfolio in connection with the Reorganization; (2) any effect of the Reorganization on annual Portfolio operating expenses and Contractowner fees and services; (3) any change in the International Index Portfolio's investment objectives, restrictions and policies that will result in the Reorganization; (4) any direct or indirect federal income tax consequences of the Reorganization to Contractowners; (5) the effects to the International Index Portfolio of operating as larger asset pools; (6) the historical performance of the International Index Portfolio and Alliance International Portfolio; (7) Equitable's belief that the International Index Portfolio was likely to remain relatively small and encounter continuing difficulties in attracting assets;
(8) the investment experience, expertise, resources and comparative past performance of the Adviser to the Portfolios; (9) the terms and conditions of the Reorganization Plan and whether the Reorganization would result in dilution of Contractowner interests; and (10) possible alternatives to the Reorganization.


     The Board noted the compatibility of the Portfolios' respective strategies and policies. The Acquiring Portfolio's blended style, with a value portion and a growth portion, approximates the style neutral approach of the Acquired Portfolio. The Board considered that, for the past three years, the Acquired Portfolio's performance has been worse than the Acquiring Portfolio's performance and that the Reorganization offered Acquired Fund's Contractowners a chance to achieve better performance. While there can be no guarantee of future performance, the Board was more impressed by the Acquiring Portfolio's prospects for achieving better performance. The Board noted that the overall expenses of the Alliance International Portfolio are higher than the International Index Portfolio's overall expenses. The difference in the Portfolios' respective fee structures is largely, if not wholly, attributable to the International Index Fund's passive management versus the Alliance International Portfolio's active management. Equitable believes that the Alliance International Portfolio's expenses are reasonable for an actively managed portfolio. Equitable provided, and the Board reviewed, information showing the annualized operating expenses of the Class IB shares of the International Index Portfolio, and the pro forma annualized operating expenses of the Alliance International Portfolio (if the proposed Reorganization were approved and effective).

     The Board considered that Alliance is an affiliate of the Manager and will receive the advisory fee on the International Index Portfolio assets being merged into the Alliance International Portfolio. The Board specifically considered that the management fee charged by Equitable for the Alliance International Portfolio is higher by approximately .40% annually. The Board noted that the fee paid to Alliance for its active management is well within industry norms and that the Alliance International Portfolio's management fee is comparable to or lower than the management fees of the other actively managed international portfolios in the Trust.

     In reaching the decision to recommend approval of each Reorganization Plan, the Board concluded that the participation of the Acquired Portfolio and the Acquiring Portfolio in the Reorganization is in the best interests of both the Acquired Portfolio and Acquiring Portfolio, as well as the best interests of those Contractowners with amounts allocated to the Acquired Portfolio, and that the interests of those Contractowners will not be diluted as a result of this transaction. The Board's conclusion was based on a number of factors, including the following:

     o The Reorganization will permit the Contractowners whose contract values are invested in the Acquired Portfolio to pursue similar investment strategies and policies in the context of a larger fund immediately following consummation of the Reorganization. It is anticipated that the Acquiring Portfolio will more likely experience asset growth and more stable cashflow in the future than would have been the case for the Acquired Portfolio. This should enhance the ability of the Adviser to manage the Acquiring Portfolio with greater investment flexibility.

     o The Reorganization will not have adverse tax results to Contractowners.

The Trustees, including the Independent Trustees, voted unanimously to approve the Reorganization and to recommend that the Contractowners whose Contract values are invested in each Acquired Portfolio also approve their respective Reorganization.


         FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code, as amended (the "Code").

     As a condition to the consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust, for federal income tax purposes, with respect to the Reorganization:
(1) the Reorganization will qualify as a "reorganization" (within the meaning of section 368(a)(1) of the Code), and the Acquired Portfolio and the Acquiring Portfolio participating therein will be a "party to a reorganization" (within the meaning of section 368(b) of the Code); (2) neither the Acquired Portfolio nor the Acquiring Portfolio will recognize gain or loss on the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class IA or Class IB shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities or on the distribution of those shares to the Shareholder in exchange for all its Acquired Portfolio shares; (3) the Shareholder will not recognize any gain or loss on the exchange of the Shareholder's Acquired Portfolio shares for those Acquiring Portfolio shares; (4) the holding period and tax basis of the Acquiring Portfolio's shares received by the Shareholder pursuant to the Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization); and (5) the Acquiring Portfolio's holding period and tax basis of the assets that Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization. Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of the Reorganization on the participating Portfolios or the Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The Acquiring Portfolio's utilization after the Reorganization of any pre-Reorganization capital losses realized by the Acquired Portfolio to offset gains realized by the Acquiring Portfolio could be subject to limitation in future years.


     The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any Contractowner. If the Reorganization fails to meet the requirements of section 368(a), the Shareholder could recognize a gain or loss on the transaction. Contractowners are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.


    RIGHTS OF SHAREHOLDER OF THE ACQUIRED PORTFOLIO AND ACQUIRING PORTFOLIO

     There are no differences between the rights of the Shareholder as a holder of the Acquired Portfolios and the rights of the Shareholders as a holder of the Acquiring Portfolio. As each Portfolio is a separate series of the Trust, which is a Delaware statutory trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to the Acquiring Portfolio and the Acquired Portfolio. You should refer to the Trust's Prospectus and SAI dated May 1, 2002 for further information.

                                 CAPITALIZATION


     The following table shows the capitalization of the Acquired Portfolio and the Acquiring Portfolio as of February 28, 2003, and of the Acquiring Portfolio on a pro forma combined basis as of that date, giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and liabilities of the Acquired Portfolio at net asset value.




                                               NET ASSETS        NET ASSET         SHARES
                                             (IN MILLIONS)    VALUE PER SHARE    OUTSTANDING
                                           ----------------- ----------------- --------------
INTERNATIONAL INDEX PORTFOLIO
  Class IA ...............................  $       16,171        $ 6.66              2,429
  Class IB ...............................  $   77,815,564        $ 6.66         11,682,680
  Class IA and Class IB combined .........  $   77,831,736        $ 6.66         11,685,109
ALLIANCE INTERNATIONAL PORTFOLIO
  Class IA ...............................  $  811,853,584        $ 6.84        118,748,018
  Class IB ...............................  $  200,560,154        $ 6.74         29,767,753
  Class IA and Class IB combined .........  $1,012,413,738        $ 6.82        148,515,770
PRO FORMA -- ALLIANCE INTERNATIONAL
  PORTFOLIO INCLUDING INTERNATIONAL
  INDEX PORTFOLIO
  Class IA ...............................  $  811,869,755        $ 6.84        118,750,383
  Class IB ...............................  $  278,375,715        $ 6.74         41,317,377
  Class IA and Class IB combined .........  $1,090,245,470        $ 6.81        160,067,760


                   ADDITIONAL INFORMATION ABOUT EQUITABLE AND
                                 THE PORTFOLIOS

                  INFORMATION ABOUT EQUITABLE AND THE ADVISER

     AXA FUNDS MANAGEMENT GROUP ("AXA FMG" or the "Manager"), a unit of Equitable, 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

     As Manager, AXA FMG has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. AXA FMG plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. AXA FMG also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

     Beyond performance analysis, AXA FMG monitors significant changes that may impact the Adviser's overall business. AXA FMG monitors continuity in the Adviser's operations and changes in investment personnel and senior management. AXA FMG performs annual due diligence reviews with each Adviser.

     In its capacity as Manager, AXA FMG has access to detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

     AXA FMG selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. AXA FMG may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. AXA FMG also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. AXA FMG recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and AXA FMG does not expect to recommend frequent changes of Advisers. AXA FMG has received an exemptive order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between AXA FMG and the Advisers without obtaining shareholder approval. Accordingly, AXA FMG is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, AXA FMG may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.


     ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance, an affiliate of Equitable, has been the Adviser to the Acquiring Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


     Investment decisions for the Acquiring Portfolio are made by a team of employees from Alliance, including employees from its Bernstein Investment Research and Management unit ("Bernstein"). This team approach pairs the growth expertise of Alliance with the highly regarded members of its Value Investment Policy Group. Stephen Beinhacker and Jimmy Pang are responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance, has been associated with Alliance since 1997. Mr. Pang, a Vice President of Alliance, has been associated with Alliance since 1996. The Value Investment Policy Group is comprised of key senior investment professionals of Bernstein and it has been responsible for day-to-day management of the value portion of the Acquiring Portfolio since September 1, 2001.


                      DISTRIBUTION PLAN AND DISTRIBUTIONS

     The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

     The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA and Class IB shares of the Trust offered by this Prospectus. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

     The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The Acquired Portfolio and the Acquiring Portfolio have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.

     All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

     The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

     These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If the Trust determines that your transfer patterns among the Portfolios are disruptive to the Portfolios, it may, among other things, restrict the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer services. The Trust may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

     The Trust currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and it takes appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when the Trust considers the activity of owners to be disruptive. The Trust currently gives additional individualized notice, to owners who have engaged in such activity, of its intention to restrict such services. However, the Trust may not continue to give such individualized notice. The Trust may also, in its sole discretion and without further notice, change what it considers disruptive transfer activity, as well as change its procedures to restrict this activity.


                             HOW ASSETS ARE VALUED

     "Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula for each class of shares:


                        TOTAL MARKET VALUE    CASH AND OTHER
     NET ASSET VALUE =    OF SECURITIES    +     ASSETS       -  LIABILITIES
                      -------------------------------------------------------
                                  NUMBER OF SHARES OUTSTANDING

     The net asset value of Portfolio shares is determined according to this schedule:

     o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

     o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

     o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

     Generally, Portfolio securities are valued as follows:

     o EQUITY SECURITIES -- most recent sales price or, if there is no sale, latest available bid price.

     o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

     o SHORT-TERM OBLIGATIONS -- amortized cost (which approximates market value).

     o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sales or bid price on the foreign exchange or market, unless a significant event occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange.

     o OPTIONS -- last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

     o FUTURES -- last sales price or, if there is no sale, latest available bid price.

     o OTHER SECURITIES -- other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

     Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for the Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     The effect of fair value pricing as described above is that securities may not be priced on the basis of the last sales price or even quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes accurately reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

        TAX CONSEQUENCES OF BUYING, SELLING AND HOLDING PORTFOLIO SHARES

     Each Portfolio of the Trust is treated as a separate entity and intends to continue to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are not taxed at the entity (Portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the Portfolio.

     It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for those accounts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

     Contractowners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


                             FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance for Class IA and Class IB shares of the Acquiring Portfolio. The financial information is for the period of the Portfolio's operations. The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which has been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Statement of Additional Information. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that a Contractowner would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The information should be read in conjunction with the financial statements.

             ALLIANCE INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS


                                                                               YEAR ENDED
                                                                           DECEMBER 31, 2002
                                                                      ----------------------------
                                                                        CLASS IA        CLASS IB
                                                                      ------------   -------------
Net asset value, beginning of year ................................       $   8.03      $   7.94
                                                                          --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................            .01           .01
  Net realized and unrealized gain on investments and
   foreign currency transactions ..................................          (0.80)        (0.82)
                                                                          --------      --------
  Total from investment operations ................................          (0.79)        (0.81)
                                                                          --------      --------
  Net asset value, end of year ....................................       $   7.24      $   7.13
                                                                          ========      ========
  Total return ....................................................          (9.84)%      (10.20)%
                                                                          ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ...................................       $876,907      $205,496
Ratio of expenses to average net assets after waivers .............           1.02%         1.27%
Ratio of expenses after waivers, and fees paid indirectly .........           1.00%         1.25%
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ............................................           1.04%         1.29%
Ratio of net investment income to average net assets after
  waivers .........................................................           0.60%         0.35%
Ratio of net investment income to average net assets after
  waivers, and fees paid indirectly ...............................           0.62%         0.37%
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ................................           0.58%         0.33%
Portfolio turnover rate ...........................................             47%           47%

                               VOTING INFORMATION

                                 VOTING RIGHTS

     Contractowners with amounts allocated to International Index Portfolio at the close of business on March 6, 2003 ("Record Date") will be entitled to be present and give voting instructions for the Portfolio at the Special Meeting with respect to shares attributable to their Contracts as of the Record Date. Equitable will vote the shares for which it receives timely voting instructions from Contractowners in accordance with those instructions.

     Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by the Shareholder at the Special Meeting will be counted by persons appointed as inspectors of election for the Special Meeting. As of the Record Date, there were 11,695,668.68 shares of the Acquired Portfolio issued and outstanding. Equitable held 100% of those shares.

                           REQUIRED SHAREHOLDER VOTE

     Approval of the Reorganization Plan requires the vote of a majority of the shares of the Acquired Portfolio voted at the Special Meeting. If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the proposal. If a Contractowner abstains from voting as to any matter, the shares represented by the abstention will be deemed present at the Special Meeting for purposes of determining a quorum.

     To the knowledge of the Trust, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of International Index Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of International Index Portfolio.

     Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of 99.9% of the Trust's shares as of the Record Date. Equitable is located at 1290 Avenue of the Americas, New York, New York 10104 and is organized under the laws of New York. Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. As of the Record Date, no person owned beneficially or of record 5% or more of the outstanding shares of any Class of the Acquiring Portfolio or the Acquired Portfolio.


                      SOLICITATION OF VOTING INSTRUCTIONS

     Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about March 25, 2003. In addition to the solicitation of voting instructions by mail, employees of the Trust and its affiliates, without additional compensation, may solicit voting instructions in person or by telephone, telegraph, fax, or oral communication. Employees of Equitable and its subsidiaries as well as officers and agents of the Trust may solicit voting instruction cards.

     Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to Contracts for which Equitable is the Contractowner for each proposal. Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

     Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. In addition, any Contractowner who attends the Special Meeting in person may provide voting instructions by voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by attending the Special Meeting and voting in person, by telephone or by the Internet. The Trust expects that information statements and voting instruction cards, prepared for use by Equitable, as the sole Shareholder of International Index Portfolio, as well as this Proxy Statement/Prospectus, will be mailed to the Contractowners by Equitable on or about March 25, 2003 in order to obtain voting instructions from the Contractowners.

     The Shareholder will vote as directed by the voting instruction card, but in the absence of voting instructions in any voting instruction card that is signed and returned, the Shareholder intends to vote "FOR" the applicable proposal(s) and may vote in its discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.


                              PROXY SOLICITATION


     The cost of the Special Meeting, including the cost of solicitation of proxies and voting instructions (estimated at $100,000), will be borne by the Trust and allocated to the Acquired Portfolio and Acquiring Portfolio pro rata based on each Portfolio's net assets. The Trust has engaged the services of ALAMO direct ("Alamo") to assist it in the solicitation of proxies for the Special Meeting. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, personal interview by officers or agents of the Trust or the Internet. Alamo will be paid no more than $25,000 for proxy solicitation services. Contractowners can provide voting instructions: (1) by Internet at our website at https://vote.proxy-direct.com
(2) by telephone at (866)235-4258; (3) by fax at (888) 796-9932; or (4) by
mail, with the enclosed voting instruction card.


                                  ADJOURNMENT

     If sufficient votes in favor of the Proposal are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Special Meeting to be adjourned. The Shareholder will vote in favor of such adjournment those proxies that it is entitled to vote in favor of the Proposal. The Shareholder will vote against the adjournment those proxies required to be voted against the Proposal. The Trust will pay the costs of any additional solicitation and any adjourned session.

                OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     The Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

     SHAREHOLDER PROPOSALS. The Trust is not required to hold regular Shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or if otherwise deemed advisable by the Trust's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.


                             ADDITIONAL INFORMATION

     Additional information regarding the Acquiring Portfolio and the Acquired Portfolio can be found in the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002 (filed with the SEC on April 3, 2002 (file nos. 333-17217 and 811-07953)), which is incorporated herein by reference. The Trust will furnish, without charge, to any Contractowner, upon request, a copy of the current Prospectus, or SAI. Such requests may be directed to the Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling 1-800-528-0204.

     PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

     THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" EACH PROPOSAL. IF EXECUTED BUT UNMARKED VOTING INSTRUCTIONS ARE RECEIVED, THE SHAREHOLDER WILL VOTE THOSE UNMARKED VOTING INSTRUCTIONS IN FAVOR OF THE PROPOSAL.


                                                 Patricia Louie,
                                                 Vice President and
                                                 Secretary of the Trust


March 25, 2003
1290 Avenue of the Americas
New York, New York 10104

                                  APPENDIX A

                                    FORM OF
                     PLAN OF REORGANIZATION AND TERMINATION


THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made as of this 30th day of April, 2003, by EQ Advisors Trust, a Delaware statutory trust ("Trust"), with its principal place of business at 1290 Avenue of the Americas, New York, New York 10104, on behalf of the EQ/Alliance International Portfolio ("Acquiring Portfolio") and the EQ/International Equity Index Portfolio ("Acquired Portfolio"), each a segregated portfolio of assets ("series") of the Trust (each a "Portfolio").

     The Trust is a trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust sells shares of beneficial interest, $0.01 par value per share, in the Portfolios ("shares") to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"). Each Portfolio is an underlying investment option for separate accounts that fund certain variable annuity contracts and/or variable life insurance policies issued by Equitable ("Contracts"). Shares of the Acquired Portfolio are held entirely by separate accounts of Equitable ("Separate Accounts"), and shares of the Acquiring Portfolio also are held entirely by separate accounts of Equitable ("Acquiring Portfolio Accounts"). Under applicable law, the assets of all such accounts (i.e., the shares of the Portfolios) are the property of Equitable (which is the owner of record of all those shares) and are held for the benefit of the Contract holders.

     The Trust wishes to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of the transfer of all assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for shares of beneficial interest in the Acquiring Portfolio, the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of those shares to the Separate Accounts in complete liquidation of the Acquired Portfolio (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions hereinafter set forth in this Plan.

     The Trustees of the Trust have determined that the Reorganization is in the best interests of each Portfolio and its shareholders and that the interests of the existing shareholders of each Portfolio would not be diluted as a result of the Reorganization.

     Each Portfolio is duly organized as a series of the Trust. The Acquired Portfolio Shares are divided into two classes, designated Class IA and Class IB shares ("Class IA Acquired Portfolio Shares" and "Class IB Acquired Portfolio Shares," respectively). The Acquiring Portfolio Shares also are divided into two classes, also designated Class IA and Class IB shares ("Class IA Acquiring Portfolio Shares" and "Class IB Acquiring Portfolio Shares," respectively). Each class of Acquiring Portfolio Shares is substantially similar to the corresponding class of Acquired Portfolio Shares, i.e., the Portfolios' Class IA and Class IB shares correspond to each other.

1.   PLAN OF REORGANIZATION AND TERMINATION

     1.1 Subject to the requisite approval of the Acquired Portfolio's shareholders and the other terms and conditions herein set forth, the Acquired Portfolio shall assign, convey, transfer, and deliver all of its assets described in paragraph 1.2 to the Acquiring Portfolio. In exchange therefor, the Acquiring Portfolio shall --

         (a) issue and deliver to the Acquired Portfolio the number of full and fractional (rounded to the eighth decimal place) (i) Class IA Acquiring Portfolio Shares determined by dividing the Acquired Portfolio's net value (computed in the manner and as of the time and date set forth in paragraph 2.1) ("Acquired Portfolio Value") attributable to the Class IA Acquired Portfolio Shares by the net asset value ("NAV") of a Class IA Acquiring Portfolio Share (computed in the manner and as of the time and date set forth in paragraph 2.2), and (ii) Class IB Acquired Portfolio Shares determined by dividing the Acquired Portfolio Value attributable to the Class IB Acquired Portfolio Shares by the NAV of a Class IB Acquiring Portfolio Share (as so computed in the manner and as of the time and date set forth in paragraph 2.2); and

         (b) assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.

Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

     1.2 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property owned by the Acquired Portfolio (including all cash, securities, commodities, futures interests, interest and dividends receivable, claims and rights of action, rights to register shares under applicable securities laws, and books and records, and any deferred or prepaid expenses shown as an asset on its books) on the closing date provided for in paragraph 3.1 ("Closing Date") (collectively, "Assets").

     1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all liabilities, debts, obligations, and duties of whatever kind or nature of the Acquired Portfolio, whether absolute, accrued, contingent, or otherwise, known or unknown, existing at the Valuation Date defined in paragraph 2.1 (collectively, "Liabilities").

     1.4 On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to the Separate Accounts one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts, in proportion to their Acquired Portfolio shares held of record as of immediately after the close of business on the Closing Date, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Separate Accounts, by class (i.e., the account for a Separate Account that holds Class IA Acquired Portfolio Shares shall be credited with the respective pro rata number of Class IA Acquiring Portfolio Shares due that Separate Account, and the account for a Separate Account that holds Class IB Acquired Portfolio Shares shall be credited with the respective pro rata number of Class IB Acquiring Portfolio Shares due that Separate Account). The aggregate net asset value of Acquiring Portfolio Shares to be so credited to each Separate Account shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by such Separate Account on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on its books. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

     1.6 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's Transfer Agent (as defined in paragraph 3.3).

     1.7 Any reporting responsibility of the Acquired Portfolio, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the Acquired Portfolio's responsibility.

2. VALUATION

     2.1 The value of the Assets shall be their value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees. For purposes of paragraph 1.1(a), the Acquired Portfolio's net value shall be the value computed pursuant to the preceding sentence less the amount of the Liabilities as of the Valuation Date.

     2.2 For purposes of paragraph 1.1(a), the net asset value per share of each class of the Acquiring Portfolio shall be its net asset value computed as of the Valuation Date, using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

     2.3 All computations of value shall be made by The Equitable Life Assurance Society of the United States ("Equitable"), in its capacity as administrator for the Trust, and shall be subject to confirmation by the Trust's independent accountants.


3. CLOSING AND CLOSING DATE

     3.1 Unless the Trust determines otherwise, the Closing Date shall be May 2, 2003, and all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other place as the Trust determines.

     3.2 The Trust shall direct The JPMorgan Chase Bank, as custodian for the Acquired Portfolio ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Trust shall direct Equitable, in its capacity as the Trust's transfer agent ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each Separate Account immediately prior to the Closing.

     3.4 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an "Exchange") is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of either Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading has been fully resumed and reporting has been restored.


4.   CONDITIONS PRECEDENT

     4.1 The Trust's obligation to implement this Plan on the Acquiring Portfolio's behalf shall be subject to satisfaction of the following conditions at or before the Closing Date:

        (a) The Acquired Portfolio is duly organized as a series of the Trust;

        (b) On the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended ("1933 Act");

        (c) The Acquired Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Trust's Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or
     (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

        (d) All material contracts and other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio at December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. Equitable represents that such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (g) Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquired Portfolio Share due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

         (h) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) The Acquired Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date; the Assets will be invested at all times through the Closing Date in a manner that ensures compliance with the foregoing; and the Acquired Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

         (j) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3; and the Acquired Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

         (k) The Acquired Portfolio incurred the Liabilities in the ordinary course of its business;

         (l) The Acquired Portfolio is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

         (m) During the five-year period ending on the Closing Date, (1) neither the Acquired Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares or Acquired Portfolio Shares, except for shares redeemed in the ordinary course of the Acquired Portfolio's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Portfolio Shares, other than normal, regular dividend distributions made pursuant to the Acquired Portfolio's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

         (n) Not more than 25% of the value of the Acquired Portfolio's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

     4.2 The Trust's obligation to implement this Plan on the Acquired Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

         (a) The Acquiring Portfolio is duly organized as a series of the Trust;


         (b) No consideration other than Acquiring Portfolio Shares (and the Acquiring Portfolio's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

         (c) The Acquiring Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Declaration of Trust or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

         (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquiring Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (e) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquiring Portfolio at December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied. Equitable represents that such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (f) Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquiring Portfolio Share due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change;

         (g) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (h) The Acquiring Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a RIC, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and the Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

         (i) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and the Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

         (j) The Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Portfolio, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Portfolio Shares, any Acquiring Portfolio Shares issued to the Separate Accounts pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

         (k) Following the Reorganization, the Acquiring Portfolio (1) will continue the Acquired Portfolio's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Acquired Portfolio's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

         (l) There is no plan or intention for the Acquiring Portfolio to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

         (m) The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Portfolio;

         (n) During the five-year period ending on the Closing Date, neither the Acquiring Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares with consideration other than Acquiring Portfolio Shares;

         (o) Immediately after the Reorganization, (1) not more than 25% of the value of the Acquiring Portfolio's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

         (p) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

     4.3 The Trust's obligation to implement this Plan on each Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

         (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for the Trust's adoption of this Plan, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing Date;

         (b) The fair market value of the Acquiring Portfolio Shares received by each Separate Account will be approximately equal to the fair market value of its Acquired Portfolio Shares constructively surrendered in exchange therefor;

         (c) Its management (1) is unaware of any plan or intention of the Separate Accounts to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Portfolio Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Portfolio as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

         (d) The Separate Accounts will pay their own expenses, if any, incurred in connection with the Reorganization;

         (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

         (f) There is no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

         (g) Pursuant to the Reorganization, the Acquired Portfolio will transfer to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Portfolio held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Portfolio uses to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

         (h) None of the compensation received by Equitable as a service provider to the Acquired Portfolio will be separate consideration for, or allocable to, any of the Acquired Portfolio Shares that Acquired Portfolio Shareholder held; none of the Acquiring Portfolio Shares any such Ac-quired Portfolio Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Acquired Portfolio Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

         (i) Immediately after the Reorganization, Equitable (through the Separate Accounts and Acquiring Portfolio Accounts) will own shares constituting "control" (within the meaning of section 304(c) of the Code) of the Acquiring Portfolio;

         (j) Neither Portfolio will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("Reorganization Expenses");

         (k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(m), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Acquired Portfolio on the Closing Date;

         (l) The Trust shall have called a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

         (m) The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act;

         (n) The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

            (1) Each Portfolio is a duly established series of the Trust, a trust that is duly organized and validly existing under the laws of the State of Delaware with power under the Declaration of Trust to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

            (2) This Plan (i) has been duly authorized and adopted by the Trust on behalf of each Portfolio and (ii) is a valid and legally binding obligation of the Trust with respect to each Portfolio, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            (3) The Acquiring Portfolio Shares to be issued and distributed to the Acquired Portfolio Shareholders under this Plan, assuming their due delivery as contemplated hereby, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by the Trust;

            (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Declaration of Trust or the Trust's By-Laws or of any agreement (known to Counsel, without any independent inquiry or investigation) to which the Trust (with respect to either Portfolio) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust (with respect to either Portfolio) is a party or by which it is bound, except as set forth in such opinion;

            (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of either Portfolio of the transactions contemplated herein, except any obtained under the 1933 Act, the 1934 Act, and the 1940 Act and any required under state securities laws;

            (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

            (7) To Counsel's knowledge (without any independent inquiry or investigation), (i) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to either Portfolio) or any of its properties or assets attributable or allocable to either Portfolio and (ii) the Trust (with respect to each Portfolio) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects either Portfolio's business, except as set forth in such opinion.

     In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and

         (o) The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

            (1) The Acquiring Portfolio's acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by the Acquired Portfolio's distribution of those shares pro rata to the Separate Accounts constructively in exchange for their Acquired Portfolio Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Portfolio will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) The Acquired Portfolio will recognize no gain or loss on the transfer of the Assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio's assumption of the Liabilities or on the subsequent distribution of those shares to the Separate Accounts in constructive exchange for their Acquired Portfolio Shares;

            (3) The Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

            (4) The Acquiring Portfolio's basis in the Assets will be the same as the Acquired Portfolio's basis therein immediately before the Reorganization, and the Acquiring Portfolio's holding period for the Assets will include the Acquired Portfolio's holding period therefor;

            (5) A Separate Account will recognize no gain or loss on the constructive exchange of all its Acquired Portfolio Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

            (6) A Separate Account's aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include its holding period for those Acquired Portfolio Shares, provided the Separate Account held them as capital assets on the Closing Date.

     Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Acquired Portfolio Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


5.   EXPENSES

     The Reorganization Expenses shall be borne pro rata by the Acquired Portfolio and Acquiring Portfolio. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.


6.   TERMINATION

     This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances develop that, in its opinion, make proceeding with this Plan inadvisable.


7.   AMENDMENTS

     The Trust's Board of Trustees may amend, modify, or supplement this Plan at any time in any manner, notwithstanding the Acquired Portfolio's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Acquired Portfolio Shareholders' interests.


8.   MISCELLANEOUS

     8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Portfolios and their respective successors and assigns any rights or remedies under or by reason of this Plan.

     8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as Trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any series of the Trust other than the Portfolios but are only binding on and enforceable against the respective Portfolios' property. Each Portfolio, in asserting any rights or claims under this Plan, shall look only to the other Portfolio's property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

                      STATEMENT OF ADDITIONAL INFORMATION
                             OF EQ ADVISORS TRUST



                       SPECIAL MEETING OF SHAREHOLDER OF
                    EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
                             OF EQ ADVISORS TRUST


                          SCHEDULED FOR APRIL 29, 2003



--------------------------------------------------------------------------------
ACQUISITION OF THE ASSETS AND ASSUMPTION OF
             THE LIABILITIES OF:             BY AND IN EXCHANGE FOR SHARES OF:
------------------------------------------- ------------------------------------
 EQ/International Equity Index Portfolio    EQ/Alliance International Portfolio
 ("International Index Portfolio")          ("Alliance International Portfolio")

                                each a series of:
                                EQ Advisors Trust
                                1290 Avenue of the Americas
                                New York, NY 10104
--------------------------------------------------------------------------------

     This Statement of Additional Information is available to owners of and participants in variable life insurance contracts and variable annuity certificates and contracts ("Contracts") with amounts allocated to International Index Portfolio in connection with the proposed transaction whereby all of the assets and liabilities of International Index Portfolio (the "Acquired Portfolio") will be transferred to Alliance International Portfolio (the "Acquiring Portfolio"), each a series of EQ Advisors Trust ("Trust"), in exchange for shares of the Acquiring Portfolio.

     This Statement of Additional Information of the Trust consists of this cover page and the following documents:

     1. Statement of Additional Information for the Trust dated May 1, 2002, filed on April 3, 2002 (file nos. 333-17217 and 811-07953), which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

     2. The Financial Statements for the Acquiring Portfolio and the Acquired Portfolio for the period ended December 31, 2002, which are included herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 25, 2003 relating to the Reorganization of International Index Portfolio may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling
(800) 528-0404. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

     U.S. ECONOMIC REVIEW AND OUTLOOK


The U.S. economy recovered in 2002, but the recovery proved to be uneven, if not erratic. Indeed, at times, it appeared that the economy was racing ahead, while other times it seemed to be at a standstill. For the year ending in December, Real GDP is estimated to have increased about 3%, close to our expectations for the year. However, the recovery was not smooth, as there was a lot of volatility from one quarter to the next. Indeed, Real GDP growth surged 5% in the first quarter; slowed to 1.25% in the second quarter; sped-up to 4% in the third quarter; and, appears to have slowed again, rising between 1 to 1.5% in the fourth quarter.

The volatility in the economy was, in some ways, driven by a host of financial and geopolitical issues and concerns. Following a strong rebound in the first quarter, economic growth was undermined in the second quarter by news of massive corporate-accounting fraud and concerns about corporate governance. And following a strong rebound in the third quarter, economic growth was hurt at year-end by ongoing weakness in the equity markets and by threat of another war between the U.S. and Iraq.

Despite all of the ups-and-downs, the consumer continued to spend. Real consumer spending rose 3% in 2002 led by strong gains in durable goods sales. Housing was another bright spot in the last year. Sales of new and existing homes were close to record levels. Accordingly, housing starts and building permits were lifted by strong demand for housing and both starts and permits ended the year at the highest levels since the late 1980s.

Capital spending remained weak in 2003, as firms were pressured to cut costs and improve their financial position. This, no doubt, forced firms to continue shedding labor and delay new hiring, which pushed the unemployment rate up to 6% by the end of the year. The jobless rate, just like the economy, went on a roller-coaster ride, falling to roughly 5.5% during the first and third quarters when economic growth was fast, rising to 6% during the second and fourth periods when growth was unusually slow.


Monetary policy became more accommodating over the course of the year. In November, the Federal Reserve decided to lower the federal funds rate 50 basis points to 1.25% (a 40-year low) due to "heightened political risks" and worries that business would be reluctant to spend and hire. Fiscal policy remained highly stimulative in 2002, evident by the surge in defense spending and the Bush Administration has proposed a $100 billion tax cut for 2003 to help get the economy moving again.

     U.S. ECONOMIC REVIEW AND OUTLOOK


     OUTLOOK


     We remain optimistic for 2003, and expect real GDP to grow by 4%. Although the risk of war with Iraq remains, the outlook for 2003 continues to brighten. Not only has the business sector gone through a major recessionary cleansing of its capital spending, inventory, payroll and borrowing positions, but stimulus is becoming broader and is now benefiting sectors like manufacturing that need it most. If war does occur, it would seem that only a long and messy conflict could derail the positive trends now emerging.

     The preceding commentary was prepared by Joseph C. Carson, Senior Vice President & U.S. Economist at Alliance Capital Management L.P. Alliance is one of the investment advisers to EQ Advisors Trust. The views expressed do not necessarily represent the opinions of all the investment advisers of EQ Advisors Trust.

     PORTFOLIO COMMENTARY AND PERFORMANCE




     NOTES ON PERFORMANCE ....................    3

     ALLIANCE CAPITAL MANAGEMENT L.P.
     EQ/Alliance International* ..............    5

     EQ/International Equity Index ...........    8



     * also managed by teams from Alliance Capital and its Bernstein Investment Research and Management Unit.

     NOTES ON PERFORMANCE

     Performance of each of the EQ Advisors Trust portfolios as shown on the following pages, compares each portfolio's performance to that of a broad-based securities index. Each of the portfolio's annualized rates of return is net of investment management fees, 12b-1 fess (applicable to Class IB shares) and operating expenses of the portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Advisors Trust portfolios. Changes in policy values depend not only on the investment performance of the EQ Advisors Trust portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

     Each of the EQ Advisors Trust portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

     GROWTH OF $10,000 INVESTMENT

     The charts shown on the following pages illustrate the total value of an assumed investment in both Class IA and Class IB shares (if applicable) of each portfolio of the EQ Advisors Trust. The periods illustrated are from the inception dates shown through December 31, 2002. These results assume reinvestment of dividends and capital gains. The total value shown for each portfolio reflects management fees and operating expenses of the portfolios. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

     THE BENCHMARKS

     Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

     NOTES ON PERFORMANCE


     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

     An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

                      EQ/ALLIANCE INTERNATIONAL PORTFOLIO


PORTFOLIO COMMENTARY

Equitable employs different management teams for this portfolio, each of whom is responsible for managing an allocated portion or "sleeve" of the portfolio's assets. The following commentaries discuss the investment activities and performance for each sleeve of the portfolio.


ALLIANCE CAPITAL MANAGEMENT L.P.

Stock selection during the first and fourth quarters of 2002 -- selected high quality stocks in the beginning of the year and financial and wireless holdings at the end of the year -- helped the portfolio outperform the benchmark for the full year. Throughout the year, core Japanese holdings such as Canon and Takeda added value.

Entering 2003, the global economy's underlying fundamentals appear stronger than most investors seem to recognize. The decline in growth stocks over the past three years has reduced sector valuations to attractive levels. For example, the relative price-to-earnings ratios of European pharmacy and financial stocks are at seven-year lows. Many growth stocks appear to be priced more attractively than they have been in a long time.

The international growth sleeve has retained a conservative posture with a blend of stable and cyclical high-quality growth names that offer a way for investors to participate in an improving economic environment. Among core holdings are Vodafone, British Sky Broadcasting, Reckitt Benckiser, ST Micro, SAP, Takeda, and Ricoh. These companies have improving balance sheets, and research predicts that they are likely to continue to grow strongly over the next five years.


BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT (A UNIT OF ALLIANCE CAPITAL)

During the fourth quarter of 2002, fundamental research-based stock selection was the primary driver of the international value sleeve's outperformance compared to the benchmark. Adding to relative performance were holdings in capital markets-sensitive industries such as insurance and banks. Specific holdings of note included Royal & SunAlliance and Societe Generale. Holdings in cyclical stocks such as Saint-Gobain also contributed to performance. In addition, the sleeve benefited from holdings in industrial commodities. While the majority of performance was driven by favorable stock selection across nearly all sectors, it was also helped by the sector emphasis in cyclicals and financials. Specifically, emphasis on retail-oriented banks, including Bank of Nova Scotia, added to performance.


With the fall in the equity market and a rally in bonds, the equity risk premium soared. Even with a rise in equities in the fourth quarter of 2002, the equity risk premium remains high. As a result, Bernstein believes that equities are more attractive than usual, relative to bonds. They also believe the value sleeve is well positioned for the 2003 environment based on fundamental research driving security selection and broad diversification of holdings.


INVESTMENT OBJECTIVE

     Seeks to achieve long-term growth of capital.


PORTFOLIO SUMMARY, AS OF 12/31/02

Net Assets ..........................................$1,082.4 MILLION
Number of Issues .................................................164

LARGEST EQUITY HOLDINGS, AS OF 12/31/02

Vodafone Group plc .......................  Wireless Telecommunications Services
Canon, Inc. ..............................  Office Electronics
BNP Paribas S.A. .........................  Banks
L'Oreal S.A. .............................  Personal Products
British Sky Broadcasting plc .............  Media
Takeda Chemical Industries Ltd. ..........  Pharmaceuticals
Royal Bank of Scotland Group plc .........  Banks
Novartis AG (Registered) .................  Pharmaceuticals
Nokia OYJ ................................  Telecommunications Equipment
TotalFinaElf S.A. ........................  Integrated Oil & Gas

DISTRIBUTION OF EQUITY ASSETS BY REGION, AS OF 12/31/02

Europe ...................................  72.6%
Japan ....................................  22.3%
Canada ...................................  2.5%
Southeast Asia ...........................  1.7%
Australia ................................  0.9%
Total ....................................  100.0%

ANNUALIZED TOTAL RETURNS AS OF 12/31/02



                                                                                           SINCE
                                         1 YEAR          3 YEARS         5 YEARS          INCEPT.
                                     -------------   --------------   -------------   ---------------
   Portfolio - IA Shares .........       ( 9.84)%         (18.72)%         (3.99)%          (0.45)%*
   Portfolio - IB Shares .........       (10.20)          (18.99)          (4.30)           (0.75)**
   MSCI EAFE Index ...............       (15.94)          (17.24)          (2.89)            0.22*

*    Since inception as of April 3, 1995


** Investment operations commenced with respect to Class IB shares on May 1, 1997. Returns shown for Class IB shares prior to this period are derived from the historical performance of Class IA shares adjusted to reflect the 12b-1 fees, applicable to Class IB shares; Class IA shares are not subject to any 12b-1 fees.

[GRAPHIC OMITTED]

                    EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
                              PORTFOLIO COMMENTARY

International equities, like the broad U.S. equity markets, declined for the third consecutive year. The Morgan Stanley Capital International (MSCI EAFE) Europe, Australasia and Far East Index returned -15.9% for the 12 months ended December 31, 2002. However, with the U.S. dollar falling throughout the year, the decline in foreign equity markets was partially offset for U.S.-based investors. It is also worth noting that the international equity markets outperformed the major U.S. equity indices for the annual period overall.

Within the individual MSCI country markets, the best performance for the annual period came from New Zealand and Austria. Germany, Sweden, Finland and Ireland were the worst performers within the MSCI EAFE Index. The United Kingdom remains the largest country in the MSCI EAFE Index, based on its representation of 27.7% of the market capitalization of the index. The more defensive U.K. market within the MSCI Europe Index returned -15.2% for the annual period. The financial sector grew in weight within the MSCI EAFE Index through the annual period, accounting at December 31, 2002, for 24.0% of the index's market capitalization.


INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the MSCI EAFE Index.


PORTFOLIO SUMMARY, AS OF 12/31/02


Net Assets ............... $78.3 MILLION
Number of Issues ......... 963


LARGEST EQUITY HOLDINGS, AS OF 12/31/02

BP plc ...................................  Integrated Oil & Gas
Vodafone Group plc.  .....................  Wireless Telecommunication Services
GlaxoSmithKline plc ......................  Pharmaceuticals
HSBC Holdings plc ........................  Banks
Novartis AG (Registered) .................  Pharmaceuticals
Royal Dutch Petroleum Co. ................  Integrated Oil & Gas
Nestle S.A. (Registered) .................  Food Products
TotalFinaElf S.A. ........................  Integrated Oil & Gas
Nokia OYJ ................................  Telecommunications Equipment
Royal Bank of Scotland Group plc .........  Banks

DISTRIBUTION OF EQUITY ASSETS BY REGION, AS OF 12/31/02

Europe ..........................  71.4%
Japan ...........................  21.2%
Australia & New Zealand .........   4.9%
Southeast Asia ..................   2.5%
  Total ......................... 100.0%


                    ANNUALIZED TOTAL RETURNS AS OF 12/31/02

                             1 YEAR         3 YEARS      SINCE INCEPTION
                          ------------   ------------   ----------------
Portfolio - IA Shares               %              %          (16.82)%*
Portfolio - IB Shares        (17.87)        (20.41)           ( 5.05)**
MSCI EAFE                    (15.94)        (17.24)           ( 2.89)**


*  Since inception as of March 25, 2002
** Since inception as of January 1, 1998



[GRAPHIC OMITTED]

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002



-----------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES         (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (0.8%)
Australia & New Zealand Banking Group Ltd ....     707,900     $    6,916,044
BHP Billiton Ltd .............................      41,200            235,478
National Australia Bank Ltd ..................      23,458            419,393
Westpac Banking Corp .........................     147,900          1,145,136
                                                               --------------
                                                                    8,716,051
                                                               --------------
AUSTRIA (0.4%)
OMV AG .......................................      45,500          4,468,209
                                                               --------------
BELGIUM (1.2%)
Agfa Gevaert N.V. ............................     168,000          3,746,340
Delhaize Group^ ..............................      13,700            254,755
Fortis* ......................................     244,400          4,272,826
Interbrew ....................................       8,159            192,645
KBC Bankverzekeringsholding ..................     135,800          4,330,814
                                                               --------------
                                                                   12,797,380
                                                               --------------
CANADA (2.4%)
Bank of Nova Scotia ..........................     381,900         12,730,000
BCE, Inc.^ ...................................     154,588          2,788,807
Magna International, Inc., Class A ...........     121,662          6,782,360
Manulife Financial Corp.* ....................      33,400            727,071
Quebecor World, Inc. .........................      60,000          1,329,282
Sun Life Financial Services of Canada, Inc. ..      70,000          1,183,504
                                                               --------------
                                                                   25,541,024
                                                               --------------
DENMARK (0.0%)
Danske Bank A/S. .............................      30,000            495,875
                                                               --------------
FINLAND (3.0%)
Fortum OYJ^ ..................................     749,100          4,913,136
Nokia OYJ. ...................................   1,454,296         23,120,885
Stora Enso OYJ ...............................     439,300          4,633,042
                                                               --------------
                                                                   32,667,063
                                                               --------------
FRANCE (14.2%)
Accor S.A. ...................................      18,600            563,311
Alcatel S.A.^ ................................      63,800            279,857
Assurances Ben de France^ ....................     277,900          9,302,897
BNP Paribas S.A. .............................     811,180         33,053,970
Carrefour S.A. ...............................      10,200            454,163
Compagnie de Saint-Gobain. ...................     298,420          8,755,967
L'Oreal S.A. .................................     385,147         29,322,631
LVMH Moet Hennessy Louis Vuitton S.A.^ .......     138,478          5,689,205
Peugeot S.A. .................................     149,000          6,076,144
Sanofi-Synthelabo S.A. .......................     237,268         14,503,543
Schneider Electric S.A. ......................     244,601         11,573,840
Societe Generale, Class A. ...................     194,900         11,351,253
TotalFinaElf S.A. ............................     161,659         23,088,569
                                                               --------------
                                                                  154,015,350
                                                               --------------

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



---------------------------------------------------------------------------
                                                  NUMBER           VALUE
                                                OF SHARES         (NOTE 1)
---------------------------------------------------------------------------
GERMANY (4.8%)
Altana AG^ .................................      95,900     $    4,357,581
AMB Generali Holding AG. ...................      68,500          3,666,062
BASF AG. ...................................      13,100            493,520
Bayerische Motoren Werke (BMW) AG^ .........     311,563          9,465,280
E.On AG. ...................................     130,400          5,254,699
Hannover Rueckversicherungs AG* ............      56,200          1,418,373
HeidelbergerCement AG. .....................      88,431          3,280,446
Merck KGaA .................................      90,500          2,384,703
SAP AG .....................................     111,048          8,705,031
Schering AG. ...............................      84,700          3,688,676
Siemens AG^ ................................      23,500            998,762
Volkswagen AG^ .............................     214,000          7,747,683
                                                             --------------
                                                                 51,460,816
                                                             --------------
HONG KONG (0.6%)
Cheung Kong (Holdings) Ltd. ................     566,000          3,683,384
Citic Pacific Ltd. .........................     200,000            369,306
CLP Holdings Ltd. ..........................      13,000             52,344
Johnson Electric Holdings Ltd. .............   1,114,000          1,221,366
Li & Fung Ltd. .............................     344,000            326,426
Wharf Holdings Ltd.^ .......................     168,000            316,680
                                                             --------------
                                                                  5,969,506
                                                             --------------
IRELAND (3.3%)
Allied Irish Banks plc .....................     895,204         12,287,648
Bank of Ireland ............................     951,500          9,775,309
CRH plc ....................................   1,115,250         13,809,986
                                                             --------------
                                                                 35,872,943
                                                             --------------
ITALY (3.3%)
Alleanza Assicurazioni^ ....................     130,093            985,667
Banca Intesa S.p.A. ........................   2,129,000          4,490,666
Banca Nazionale Del Lavoro S.p.A.* .........   3,093,800          3,425,182
Eni S.p.A. .................................   1,313,769         20,886,739
Parmalat Finanziaria S.P.A.^ ...............   1,687,500          4,019,839
Telecom Italia S.p.A.^ .....................     168,300          1,276,913
UniCredito Italiano S.p.A. .................     109,300            437,003
                                                             --------------
                                                                 35,522,009
                                                             --------------
JAPAN (21.2%)
Bridgestone Corp.^ .........................     924,000         11,445,858
C & S Co., Ltd. ............................      22,700            295,347
Canon, Inc.^ ...............................     994,000         37,441,476
Daiichi Pharmaceutical Co., Ltd. ...........     311,000          4,463,074
Daiwa House Industry Co., Ltd. .............     640,000          3,602,595
East Japan Railway Co. .....................         100            496,334
Fujisawa Pharmaceutical Co., Ltd. ..........     187,000          4,278,293
Funai Electric Co., Ltd. ...................      18,300          2,140,423
Hitachi Ltd ................................   1,348,000          5,168,450
Honda Motor Co., Ltd.^ .....................     511,200         18,910,997

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



---------------------------------------------------------------------------
                                                  NUMBER           VALUE
                                                OF SHARES         (NOTE 1)
---------------------------------------------------------------------------
Hoya Corp. ..................................     69,500     $    4,866,816
ITO EN Ltd. .................................     12,900            436,993
Keyence Corp ................................     47,600          8,282,970
Mitsubishi Corp. ............................     50,000            305,469
Mitsui Chemicals, Inc.^ .....................     74,000            329,873
Mitsui O.S.K. Lines, Ltd. ...................  1,767,000          3,662,948
Nippon Meat Packers, Inc.^ ..................    637,000          6,360,875
Nissan Motor Co., Ltd. ......................  1,553,000         12,118,294
Nomura Securities Co., Ltd. .................     59,000            663,234
Oji Paper Co., Ltd.^.........................    137,000            588,776
Promise Co., Ltd. ...........................    124,900          4,452,069
Ricoh Co., Ltd. .............................    529,000          8,679,220
Sankyo Co., Ltd. ............................    125,000          1,568,425
Shin-Etsu Chemical Co., Ltd.^ ...............    685,700         22,477,231
SMC Corp. ...................................    122,500         11,499,537
Sumitomo Trust & Banking Co., Ltd.^ .........    934,000          3,785,742
Takeda Chemical Industries Ltd. .............    592,100         24,747,754
Takefuji Corp.^ .............................    158,600          9,154,883
Tanabe Seiyaku Co., Ltd. ....................    448,000          3,911,081
Tohoku Electric Power Co., Inc. .............    319,100          4,697,630
Tokyo Electron Ltd. .........................     59,100          2,674,366
Toyota Motor Corp. ..........................     43,800          1,177,399
Uny Co., Ltd. ...............................    444,000          4,343,844
                                                             --------------
                                                                229,028,276
                                                             --------------
KOREA (0.9%)
Samsung Electronics Co., Ltd. (Foreign). ....      6,900          1,826,736
Samsung Electronics Co., Ltd. (GDR)^ ........     51,400          6,849,050
SK Telecom Co., Ltd. (ADR)^ .................     32,560            695,156
                                                             --------------
                                                                  9,370,942
                                                             --------------
LUXEMBOURG (0.2%)
Arcelor* ....................................    168,800          2,076,056
                                                             --------------
NETHERLANDS (4.0%)
ABN Amro Holdings N.V. ......................    343,999          5,624,237
ASML Holding N.V.*^ .........................     54,401            454,422
DSM N.V. ....................................    299,700         13,643,170
Heineken N.V. ...............................    214,734          8,382,677
Koninklijke Ahold N.V. ......................    133,900          1,700,219
Koninklijke Royal Philips Electronics N.V. ..     14,490            253,936
Koninklijke Vopak N.V. ......................      1,600             20,703
Royal Dutch Petroleum Co. ...................    288,100         12,682,773
Wolters Kluwer N.V. .........................     20,783            362,039
                                                             --------------
                                                                 43,124,176
                                                             --------------
NORWAY (0.2%)
Norske Skogindustrier ASA. ..................    127,800          1,807,847
                                                             --------------

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



-------------------------------------------------------------------------------
                                                      NUMBER           VALUE
                                                    OF SHARES         (NOTE 1)
-------------------------------------------------------------------------------
SINGAPORE (0.2%)
Haw Par Corp. Ltd. .............................      13,900     $       26,126
United Overseas Bank Ltd. ......................     340,000          2,313,058
                                                                 --------------
                                                                      2,339,184
                                                                 --------------
SPAIN (4.4%)
Banco Bilbao Vizcaya Argentaria S.A. ...........   1,679,534         16,073,951
Banco Santander Central Hispano S.A. ...........     965,700          6,627,641
Grupo Dragados S.A. ............................     425,500          7,233,585
Iberdrola S.A.^ ................................     242,200          3,393,082
Inditex S.A.*^ .................................     294,970          6,967,746
Telefonica S.A.* ...............................     856,988          7,671,191
                                                                 --------------
                                                                     47,967,196
                                                                 --------------
SWEDEN (1.6%)
Autoliv, Inc. ..................................     136,700          2,800,425
Electrolux AB, Class B^ ........................     504,600          7,962,827
Nordea AB. .....................................      17,300             76,242
Svenska Cellulosa AB, Class B. .................     208,200          7,024,985
                                                                 --------------
                                                                     17,864,479
                                                                 --------------
SWITZERLAND (5.1%)
Centerpulse AG .................................      26,680          4,650,235
Compagnie Financiere Richemont AG, Class A .....      10,315            192,469
Credit Suisse Group ............................     140,267          3,043,328
Givaudan .......................................       3,710          1,663,557
Novartis AG (registered) .......................     655,961         23,933,776
STMicroelectronics N.V.^ . .....................     410,937          8,055,474
Swiss Reinsurance ..............................     210,929         13,836,162
                                                                 --------------
                                                                     55,375,001
                                                                 --------------
TAIWAN (0.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.* ..     204,538            250,599
                                                                 --------------
UNITED KINGDOM (22.7%)
AstraZeneca plc. ...............................      44,500          1,590,412
Aviva plc. .....................................   2,160,814         15,410,532
AWG plc. .......................................      42,000            293,113
BHP Billiton plc. ..............................     162,829            869,639
BP plc. ........................................   1,890,424         12,995,219
British American Tobacco plc ...................     416,100          4,156,579
British Sky Broadcasting plc* ..................   2,683,461         27,605,312
BT Group plc. ..................................   1,892,210          5,940,192
Capita Group plc. ..............................   2,076,300          8,272,977
Diageo plc. ....................................      81,153            881,871
Dixons Group plc. ..............................     757,600          1,768,498
Electrocomponents plc. .........................     671,400          3,102,128
GlaxoSmithKline plc. ...........................     635,700         12,199,021
Kelda Group plc. ...............................     635,200          4,335,836
Lloyds TSB Group plc. ..........................     972,500          6,982,661
National Grid Group plc. .......................      61,763            453,902

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



------------------------------------------------------------------------------
                                                   NUMBER             VALUE
                                                  OF SHARES         (NOTE 1)
------------------------------------------------------------------------------
Next plc. ..................................       391,591      $    4,643,035
Pearson plc. ...............................       417,661           3,862,873
Persimmon plc. .............................       350,000           2,400,348
Reckitt Benckiser plc. .....................       727,650          14,115,820
Reed Elsevier plc* .........................        55,000             471,054
Rexam plc. .................................       667,600           4,556,997
Royal & Sun Alliance Insurance Group plc ...       614,400           1,194,359
Royal Bank of Scotland Group plc ...........     1,000,991          23,978,912
Safeway plc ................................     3,076,900          10,563,284
Shell Transport & Trading Co. plc ..........     1,279,600           8,425,468
Six Continents plc .........................       960,400           7,761,620
Standard Chartered Bank plc ................       721,900           8,204,994
Tesco plc ..................................       176,922             552,561
Vodafone Group plc .........................    22,702,861          41,391,896
Whitbread plc ..............................       657,190           5,723,804
Wolseley plc ...............................       147,500           1,238,348
                                                                --------------
                                                                   245,943,265
                                                                --------------
TOTAL COMMON STOCKS (94.5%)
  (Cost $1,108,138,954).....................                     1,022,673,247
                                                                --------------
PREFERRED STOCKS: (0.0%)
GERMANY (0.0%)
Volkswagen Ag
  (Cost $277,046)...........................         9,700             251,424
                                                                --------------
                                                  NUMBER
                                                    OF
                                                  WARRANTS
                                                ----------
WARRANTS (0.4%):
NETHERLANDS (0.4%)
ABN Amro Bank N.V., 1/8/03* ................         3,300             329,142
ABN Amro Bank N.V., 1/10/03* ...............     3,027,820           3,727,761
                                                                --------------
 (Cost $7,169,306)..........................                         4,056,903
                                                                --------------
                                                PRINCIPAL
                                                  AMOUNT
                                               ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.3%)
J.P. Morgan Chase Nassau, 0.73%, 1/2/03
 (Amortized Cost $46,172,793)...............   $46,172,793          46,172,793
                                                                --------------
TOTAL INVESTMENTS (99.2%)
 (Cost/Amortized Cost $1,161,758,099).......                     1,073,154,367
OTHER ASSETS LESS LIABILITIES (0.8%) .......                         9,249,167
                                                                --------------
NET ASSETS (100%) ..........................                    $1,082,403,534
                                                                ==============

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments



-------------------------------------------------------------
Consumer Discretionary ..............                   15.9%
Consumer Staples ....................                    8.0
Energy ..............................                    8.5
Financials
  Banks .............................       15.2
  Diversified Financials ............        5.0
  Insurance .........................        4.6
  Real Estate .......................        0.4
                                            ----
Total Financials ....................                   25.2
Health Care .........................                   10.4
Industrials .........................                    5.3
Information Technology ..............                   11.4
Materials ...........................                    7.7
Telecommunications Services .........                    5.8
Utilities ...........................                    1.8
                                                       -----
                                                       100.0%
                                                       =====

-------------
*    Non-income producing.


^    All, or a portion, of security out on loan (note 1).


Glossary:

ADR--American Depositary Receipt

GDR--Global Depositary Receipt



------------------------------------------------------------------------------------------------------
At December 31, 2002 the Portfolio had the following futures contracts open:
(note 1)

                                                                                          UNREALIZED
                         NUMBER OF     EXPIRATION       ORIGINAL         VALUE AT       APPRECIATION/
      PURCHASES          CONTRACTS        DATE            VALUE          12/31/02       (DEPRECIATION)
---------------------   -----------   ------------   --------------   --------------   ---------------
EURX Euro ...........      1,022      March-03       $26,319,744      $25,685,937        $ (633,807)
TOPIX Index .........        130      March-03         5,603,568        5,667,380            63,812
FTSE Index ..........         90      March-03         9,324,983        9,141,738          (183,245)
                                                                                         ----------
                                                                                         $ (753,240)
                                                                                         ==========


Investment security transactions for the year ended December 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $563,403,924
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........    149,145,075

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2002

As of December 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........   $   29,739,700
Aggregate gross unrealized depreciation .........     (142,637,201)
                                                    --------------
Net unrealized depreciation .....................   $ (112,897,501)
                                                    ==============
Federal income tax cost of investments ..........   $1,186,051,868
                                                    ==============

At December 31, 2002, the Portfolio had loaned securities with a total value $49,597,646 which was secured by collateral of $52,138,684.

The Portfolio has a net capital loss carryforward of $459,201,153 of which $123,523,367 expires in the year 2008, $299,919,065 expires in the year 2009, and $35,758,721 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2002 are $396,478,116 of losses acquired from EQ/Alliance Global Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.




























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002



----------------------------------------------------------------------------
                                                      NUMBER          VALUE
                                                    OF SHARES       (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (3.8%)
Alumina Ltd. ...................................      13,778     $    38,016
Amcor Ltd. .....................................      10,466          50,035
AMP Diversified Property Trust. ................       6,500           9,553
AMP Ltd. .......................................      13,913          87,589
Ansell Ltd. ....................................       1,717           7,251
Aristocrat Leisure Ltd.^ .......................       2,793           7,360
Australia & New Zealand Banking Group Ltd. .....      18,163         177,449
Australian Stock Exchange Ltd. .................       1,022           6,566
BHP Billiton Ltd. ..............................      45,400         259,483
BHP Steel Ltd. .................................       9,080          16,515
Boral Ltd. .....................................       7,720          18,910
Brambles Industries Ltd . ......................      11,755          31,111
BRL HardyLtd. ..................................       1,616           6,415
Coca-Cola Amatil Ltd. ..........................       5,557          16,491
Cochlear Ltd. ..................................         621          13,631
Coles Meyer Ltd. ...............................      13,911          49,350
Commonwealth Bank of Australia* ................      15,317         232,876
Commonwealth Property Office Fund ..............      12,568           8,280
Computershare Ltd. .............................       6,900           7,188
CSL Ltd. .......................................       2,013          24,484
CSL Ltd. .......................................      11,721          41,713
Deutsche Office Trust ..........................      11,727           7,858
Foster's Group Ltd. ............................      25,472          64,545
Futuris Corp., Ltd. ............................      10,090           7,443
Gandel Retail Trust* ...........................      11,485           8,860
General Property Trust .........................      24,380          40,773
Goodman Fielder Ltd.^ ..........................      12,996          13,026
Harvey Norman Holdings Ltd. ....................       6,437           9,533
Iluka Resources Ltd. ...........................       2,036           5,274
Insurance Australia Group Ltd. .................      17,227          26,580
James Hardie Industries Ltd. ...................       4,469          17,188
John Fairfax Holdings Ltd. .....................       8,152          14,781
Leighton Holdings Ltd. .........................       1,347           7,714
Lend Lease Corp., Ltd. .........................       5,004          27,389
M.I.M. Holdings Ltd. ...........................      21,540          18,315
Macquarie Bank Ltd. ............................       2,408          32,000
Macquarie Infrastructure Group .................      23,848          42,972
Mayne Nickless Ltd. ............................      10,579          19,420
Mirvac Group ...................................       6,930          16,155
National Bank of Australia .....................      18,850         337,009
New Crest Mining Ltd. ..........................       2,983          12,094
News Corp. Ltd. ................................      18,112         117,083
News Corp. Ltd. (preferred Ordinary) ...........      23,813         128,057
Onesteel Ltd.* .................................       5,083           5,152
Orica Ltd. .....................................       3,364          19,890
Origin Energy Ltd. .............................       7,062          14,753
Paperlinx Ltd. .................................       3,370           9,659
Patrick Corp. Ltd. .............................       1,800          13,278

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



-------------------------------------------------------------------------------
                                                         NUMBER          VALUE
                                                       OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------
Principal Office Fund Trust .......................       9,439     $     7,973
Publishing & Broadcasting Ltd. ....................       1,268           6,176
QBE Insurance Group Ltd. ..........................       6,911          31,716
Rio Tinto Ltd. ....................................       3,858          73,754
Santos Ltd. .......................................       8,017          27,177
Sonic Healthcare Ltd. .............................       2,096           7,719
Sons of Gwalia NL. ................................       1,262           1,841
Southcorp Ltd. ....................................       6,538          16,935
Stockland Trust Group .............................       9,286          25,204
Suncorp-Metway Ltd. ...............................       6,788          42,619
Tab Ltd. ..........................................       5,093           8,690
Tabcorp Holdings Ltd. .............................       4,619          27,700
Telstra Corp., Ltd. ...............................      27,289          67,766
The Australian Gas & Light Co., Ltd.* .............       5,279          31,331
Transurban Group ..................................       4,645          10,515
Wesfarmers Ltd. ...................................       4,504          67,463
Westfield Holdings Ltd. ...........................       5,320          40,292
Westfield Trust (ASX Exchange)*. ..................      25,422          49,674
Westfield Trust* ..................................         901           1,725
Westpac Banking Corp. .............................      21,153         163,780
WMC Resources Ltd.* ...............................      13,778          32,740
Woodside Petroleum Ltd. ...........................       5,898          41,116
Woolworths Ltd. ...................................      12,895          82,778
                                                                    -----------
                                                                      3,013,751
                                                                    -----------
AUSTRIA (0.1%)
Boehler-Uddeholm AG ...............................         100           4,631
Erste Bank der Oesterreichischen Sparkassen AG ....         330          22,215
Flughafen Wein AG. ................................         150           5,037
Mayr-Melnhof Karton AG ............................          60           4,439
Oesterreichische Elektrizitaetswirtschafts AG .....          50           4,257
OMV AG ............................................         160          15,712
Telekom Austria AG* ...............................       2,240          22,684
VA Technologies AG ................................         150           2,440
Voest-Alpine Stahl AG .............................         220           5,345
Wienerberger Baustoffindustrie AG .................         420           7,471
                                                                    -----------
                                                                         94,231
                                                                    -----------
BELGIUM (0.9%)
Agfa Gevaert N.V . ................................       1,340          29,882
Barco N.V. ........................................          74           3,879
Bekaert S.A. . ....................................         186           8,422
Colruyt S.A. . ....................................         212          11,680
D'Ieteren S.A. ....................................          28           3,790
Delhaize Group ....................................         892          16,587
Dexia. ............................................       7,800          96,832
Electrabel S.A. ...................................         366          88,914
Fortis (B) ........................................      11,843         208,790
Fortis* ...........................................       1,260              13

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



-----------------------------------------------------------------------
                                                 NUMBER          VALUE
                                               OF SHARES       (NOTE 1)
-----------------------------------------------------------------------
Groupe Bruxelles Lambert S.A . ............         850     $    34,796
Interbrew .................................       1,845          43,563
KBC Bankverzekeringsholding^ ..............       1,107          35,303
Omega Pharma S.A . ........................         219           6,279
Solvay S.A., Class A ......................         520          35,852
UCB S.A. ..................................       1,078          33,937
Umicore ...................................         183           7,899
                                                            -----------
                                                                666,418
                                                            -----------
DENMARK (0.6%)
Bang & Olufsen AS. . ......................         117           2,364
Carlsberg A/S, Class B ....................         300          13,202
Coloplast A/S. ............................         158          11,495
D/S 1912, Class B^ . ......................           3          21,064
D/S Svendborg, Class B ....................           2          20,344
Danisco ...................................         718          24,395
Danske Bank A/S. ..........................       6,709         110,894
DSV DE Sammenslut Vogn A/S ................         237           5,759
FLS Industries A/S, Class B*. .............         430           3,432
GN Store Nord A/S*^ .......................       2,613           7,641
Group 4 Flack A/S. ........................         821          17,340
ISS A/S* ..................................         531          19,129
Kobenhavns Lufthavne A/S ..................          74           5,332
Lundbeck (H) A/S ..........................         840          22,310
NEG Micon A/S* ............................         219           3,697
NKT Holding A/S ...........................         204           2,133
Novo-Nordisk A/S, Class B . ...............       3,289          95,022
Novozymes A/S, Class B* ...................         683          14,281
Ostasiat Kompagni* ........................         235           5,445
TDC A/S. ..................................       1,594          38,733
TK Development A/S ........................         145           1,045
Topdanmark A/S* ...........................         293           8,486
Vestas Wind Systems A/S ...................       1,287          12,818
William Demant Holding*^ ..................         375           8,079
                                                            -----------
                                                                474,440
                                                            -----------
FINLAND (1.6%)
Amer-Yhtymae OYJ ..........................         300          10,987
Fortum OYJ ................................       4,000          26,235
Instrumentarium OYJ .......................         600          24,040
KCI Konecranes ............................         200           4,888
Kesco OYJ .................................         700           8,888
Kone Corp. ................................         400          12,009
Metso OYJ .................................       1,300          14,051
Nokia OYJ. ................................      57,600         915,744
Orion-Yhtymae OYJ, Class B ................         400           8,941
Outokumpu OYJ .............................       1,100           9,581
Pohjola Group plc, Class D . ..............         200           3,121
Rautaruukki OYJ ...........................         900           3,249
Sampo-Leonia Insurance, Class A . .........       3,500          26,629

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


-------------------------------------------------------------------------------------------
                                                                     NUMBER          VALUE
                                                                   OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------------------
Stora Enso OYJ ................................................       8,300     $    87,535
Tietoenator OYJ ...............................................       1,000          13,642
Upm-Kymmene OYJ. ..............................................       3,000          96,335
Uponor OYJ ....................................................         400           8,177
Wartsila OYJ, Class B. ........................................         500           6,307
                                                                                -----------
                                                                                  1,280,359
                                                                                -----------
FRANCE (7.3%)
Accor S.A. ....................................................       2,395          72,534
Air Liquide. . ................................................       1,233         162,644
Alcatel S.A.^ .................................................      13,488          59,165
Alstom* .......................................................       2,675          13,334
Altran Technologies S.A. ......................................         709           3,400
Atos S.A.* ....................................................         179           4,358
Autoroutes du Sud de la France * ..............................         986          23,829
Aventis S.A. ..................................................       8,204         445,958
AXA++ .........................................................      17,096         229,458
BNP Paribas S.A. ..............................................       9,683         394,563
Bouygues S.A. .................................................       2,095          58,524
Business Objects S.A.* ........................................         621           9,143
Cap Gemini S.A.^ ..............................................       1,296          29,621
Carrefour S.A. ................................................       6,503         289,551
Club Mediterranee S.A.* .......................................          55           1,322
Compagnie de Saint-Gobain .....................................       3,868         113,491
Dassault Systemes S.A.^ .......................................         577          12,437
Essilor International S.A. ....................................       1,076          44,319
Etablissements Economiques du Casino Guichard-Perrachon S.A. ..         389          28,881
European Aeronautic Defence & Space Co. .......................       3,216          33,242
France Telecom SA. ............................................       5,120          89,620
Groupe Air France .............................................         720           6,981
Groupe Danone .................................................       1,547         208,122
Imerys S.A.* ..................................................          63           7,960
L'Oreal S.A. ..................................................       4,133         314,660
Lafarge S.A. ..................................................       1,636         123,267
Legardere S.A. ................................................       1,681          68,286
LVMH Moet Hennessy Louis Vuitton S.A.^ ........................       2,688         110,433
Michelin, Class B (Registered) ................................       1,529          52,725
Pechiney S.A., Class A ........................................         813          28,530
Pernod Ricard .................................................         556          53,854
Peugeot S.A. ..................................................       1,964          80,091
Pinault-Printemps-Redoute S.A. ................................         853          62,749
Publicis S.A ..................................................       1,163          24,653
Renault S.A. ..................................................       1,849          86,888
Sagem S.A.^ ...................................................         171          11,574
Sanofi-Synthelabo S.A. ........................................       4,927         301,174
Schneider Electric S.A. .......................................       2,417         114,366
Societe BIC S.A. ..............................................         342          11,790
Societe Generale, Class A .....................................       3,621         210,892
Societe Television Francaise ..................................       1,431          38,233

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


-----------------------------------------------------------------------------------------------
                                                                          NUMBER         VALUE
                                                                        OF SHARES       (NOTE 1)
-----------------------------------------------------------------------------------------------
Sodexho* ...........................................................       1,172     $    27,058
Suez Lyonnaise des Eaux ............................................      10,094         175,201
Technip S.A. .......................................................         219          15,674
Thales S.A. ........................................................         908          24,040
Thomson Multimedia* ................................................       2,062          35,184
TotalFinaELF S.A. ..................................................       6,955         993,332
TotalFinaELF S.A.- VVPR* ...........................................         783               8
TotalFinaELF S.A., Class B . .......................................         783         110,926
Union du Credit-Bail Immobilier ....................................         457          32,515
Valero S.A. ........................................................         880          27,612
Vinci ..............................................................         831          46,829
Vivendi Universal S.A. .............................................      11,272         182,045
Zodiac S.A. ........................................................         337           6,857
                                                                                     -----------
                                                                                       5,713,903
                                                                                     -----------
GERMANY (4.6%)
Adidas-Salomon AG ..................................................         500          42,501
Aixtron AG .........................................................         450           2,144
Allianz AG .........................................................       2,267         214,346
Altana AG ..........................................................         800          36,351
BASF AG ............................................................       6,450         242,993
Bayer AG ...........................................................       8,350         175,249
Bayerische Hypothecken und Vereinsbank AG ..........................       3,275          50,864
Bayerische Hypothecken und Vereinsbank AG (Vienna Listing) .........         855          13,548
Beiersdorf AG ......................................................         350          38,933
Buderus AG* ........................................................         650          15,129
Continental AG* ....................................................       1,200          18,448
DaimlerChrysler AG .................................................      10,344         316,422
Deutsche Bank AG (Registered)++ ....................................       6,816         314,003
Deutsche Boerse AG .................................................         700          27,914
Deutsche Lufthansa AG (Registered)* ................................       2,500          23,638
Deutsche Post AG ...................................................       4,550          47,795
Deutsche Telekom AG (Registered) ...................................      25,585         328,092
Douglas Holding AG .................................................         110           1,847
E.On AG ............................................................       7,120         286,913
Epcos AG* ..........................................................         650           6,657
Fresenius Medical Care AG* .........................................         450          18,889
Gehe AG ............................................................         341          13,204
HeidelbergerCement AG ..............................................         285          10,572
HeidelbergerCement AG (Brussels Exchange) ..........................         110           4,069
HeidelbergerCement AG-VVPR*+ .......................................         110              --
Henkel KGaA ........................................................         700          44,295
Hugo Boss AG .......................................................         500           5,042
Infineon Technologies AG* ..........................................       4,050          29,750
KarstadtQuelle AG* .................................................         600          10,074
Linde AG ...........................................................       1,050          38,565
M.A.N. AG ..........................................................       1,250          17,315
Marschollek, Lautenschlaeger und Partner AG^ .......................         550           5,541
Merck KGaA .........................................................         500          13,175

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


-------------------------------------------------------------------------------------------------
                                                                          NUMBER          VALUE
                                                                        OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------------------------
Metro AG ...........................................................       1,830     $    44,169
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) .........       1,274         152,276
ProSieben Media AG .................................................       1,230           8,119
RWE AG .............................................................       4,450         114,410
RWE AG (Non-Voting) ................................................         550          11,659
SAP AG .............................................................       2,450         192,055
Schering AG ........................................................       2,200          95,810
Siemens AG .........................................................       9,750         414,380
TUI AG .............................................................       1,693          28,337
Thyssen Krupp AG ...................................................       4,050          45,646
Volkswagen AG ......................................................       2,720          98,475
WCM Beteiligungs & Grundbesitz* ....................................       2,266           6,254
                                                                                     -----------
                                                                                       3,625,868
                                                                                     -----------
GREECE (0.3%)
Alpha Bank A.E .....................................................       1,820          21,964
Aluminium of Greece ................................................         100           1,849
Athens Water Supply & Sewage Co. S.A. ..............................         370           1,406
Attica Enterprises .................................................         660           1,711
Bank of Piraeus ....................................................       1,140           7,202
Coca-Cola Hellenic Bottling Co. S.A. ...............................       1,170          16,256
Commercial Bank of Greece ..........................................         790          12,021
EFG Eurobank Ergasias ..............................................       1,920          22,566
Folli-Follie S.A. ..................................................         170           2,876
Greek Organization of Football Prognostics .........................         951          10,079
Hellenic Duty Free Shops S.A .......................................         270           1,717
Hellenic Petroleum S.A. ............................................       1,140           6,628
Hellenic Technodomiki S.A ..........................................         730           4,520
Hellenic Telecommunications S.A ....................................       3,970          43,744
Intracom S.A .......................................................         930           4,157
M.J. Maillis S.A. ..................................................         370           1,561
National Bank of Greece S.A ........................................       1,660          23,517
Papastratos Cigarettes Co. .........................................         200           3,408
Public Power Corp. .................................................         580           8,034
Technical Olympic S.A. .............................................         880           3,010
Titan Cement Co. S.A ...............................................         360          13,774
Viohalco ...........................................................       1,180           4,681
Vodafone Panafon S.A. ..............................................       2,260          13,091
                                                                                     -----------
                                                                                         229,772
                                                                                     -----------
HONG KONG (1.3%)
ASM Pacific Technology .............................................       2,000           3,847
Bank of East Asia Ltd. .............................................      16,535          28,306
BOC Hong Kong Holdings Ltd.* .......................................      32,000          32,827
Cathay Pacific Airways .............................................      12,000          16,388
Cheung Kong (Holdings) Ltd. ........................................      18,000         117,139
Cheung Kong Infrastructure Holdings Ltd. ...........................       5,000           8,559
CLP Holdings Ltd. ..................................................      22,200          89,388
Esprit Holdings Ltd. ...............................................       5,585           9,418

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES       (NOTE 1)
------------------------------------------------------------------------------
Giordano International Ltd. ......................      16,000     $     6,258
Hang Lung Properties Ltd. ........................      14,000          13,554
Hang Seng Bank Ltd. ..............................       9,300          98,982
Henderson Land Development Co., Ltd. .............       7,000          21,004
Hong Kong & China Gas Co., Ltd. ..................      46,017          59,598
Hong Kong Electric Holdings Ltd. .................      17,000          64,308
Hong Kong Exchanges & Clearing Ltd. ..............      12,000          15,080
Hutchison Whampoa Ltd. ...........................      26,300         164,577
Hysan Development Co. Ltd. .......................       8,367           6,223
Johnson Electric Holdings Ltd. ...................      18,000          19,735
Li & Fung Ltd. ...................................      19,000          18,029
MTR Corp. Ltd.* ..................................      15,000          15,869
New World Development Co. Ltd. ...................      17,768           8,886
Pacific Century CyberWorks Ltd.* .................     111,006          17,508
Shangri-LA Asia Ltd. .............................      12,000           7,848
Sino Land Co. Ltd. ...............................      20,531           6,582
South China Morning Post Holdings ................      12,000           5,001
Sun Hung Kai Properties Ltd. .....................      16,235          96,181
Swire Pacific Ltd., Class A ......................      11,500          43,945
Television Broadcasts Ltd. .......................       3,000           9,463
Wharf Holdings Ltd. ..............................      15,029          28,330
                                                                   -----------
                                                                     1,032,833
                                                                   -----------
IRELAND (0.6%)
Allied Irish Banks plc (London Exchange) .........      10,051         137,961
Allied Irish Banks plc ...........................         769          10,378
Bank of Ireland ..................................      12,306         126,427
CRH plc ..........................................       6,395          78,853
DCC plc ..........................................         939           9,657
Elan Corp. plc* ..................................       4,300           9,250
Greencore Group ..................................       1,835           4,910
Independent News & Media plc .....................       2,795           4,553
Independent Newspapers plc .......................       3,294           5,185
Irish Permanent plc ..............................       3,422          36,988
Kerry Group plc, Class A .........................       1,466          19,615
Ryanair Holdings plc* ............................       4,640          32,867
Waterford Wedgewood plc ..........................       6,924           3,560
                                                                   -----------
                                                                       480,204
                                                                   -----------
ITALY (3.2%)
Acea S.p.A. ......................................       1,077           4,769
Alitalia S.p.A.* .................................      19,611           4,980
Alleanza Assicurazioni ...........................       5,531          41,906
Arnoldo Mondadori Editore S.p.A ..................       1,774          10,984
Assicurazioni Generali S.p.A. ....................      12,438         255,826
Autogrill S.p.A.* ................................       1,517          11,812
Autostrade S.p.A .................................      10,097         100,448
Banca Fideuram S.p.A .............................       3,507          16,487
Banca Monte dei Paschi di Siena S.p.A ............       9,072          21,373
Banca Nazionale Del Lavoro S.p.A.* ...............      18,744          20,752

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



----------------------------------------------------------------------------
                                                      NUMBER         VALUE
                                                    OF SHARES       (NOTE 1)
----------------------------------------------------------------------------
Banco Popolare di Milano S.p.A.* ...............       4,357     $    15,866
Benetton Group S.p.A. ..........................         769           6,859
Bulgari S.p.A. .................................       1,624           7,703
Capitalia S.p.A.^ ..............................      15,358          19,630
e.Biscom S.p.A.* ...............................         109           3,123
Enel S.p.A. ....................................      25,872         134,664
ENI S.p.A. .....................................      33,980         540,225
Fiat S.p.A. (RNC)*^ ............................       2,905          23,626
Fiat S.p.A. ....................................         818           3,588
FinecoGroup S.p.A.*^ ...........................      16,313           7,618
Gruppo Editoriale L'Espresso S.p.A.^ ...........       2,428           7,924
Intesabci S.p.A. ...............................      42,935          90,562
Intesabci S.p.A. (RNC) .........................       9,622          15,853
Italcementi S.p.A. .............................       1,117          11,253
Italgas S.p.A. .................................       2,477          33,688
Luxottica Group S.p.A. .........................       1,588          20,947
Mediaset S.p.A. ................................       7,201          54,862
Mediobanca S.p.A. ..............................       5,361          44,106
Mediolanum S.p.A.^ .............................       2,461          12,680
Parmalat Finanziaria S.p.A.^ ...................       5,331          12,699
Pirelli S.p.A.^ ................................      12,641          11,674
Riunione Adriatica di Sicurta S.p.A. (RNC)^ ....       4,386          53,391
San Paolo IMI S.p.A. ...........................      10,414          67,756
Seat-Pagine Gialle S.p.A.*^ ....................      59,624          40,607
Snam Rete Gas S.p.A. ...........................       9,020          30,763
Snia S.p.A.* (REIT) ............................       2,355           4,485
Telecom Italia Mobile S.p.A. ...................      46,271         211,221
Telecom Italia S.p.A.^ .........................      29,039         220,323
Telecom Italia S.p.A. (RNC) ....................      24,769         125,024
Tiscali S.p.A.* ................................       1,785           8,017
UniCredito Italiano ............................      41,947         167,712
                                                                 -----------
                                                                   2,497,786
                                                                 -----------
JAPAN (17.3%)
77 Bank Ltd. ...................................       3,000          12,286
Acom Co., Ltd. .................................       1,000          32,864
Aderans Co., Ltd . .............................         100           2,233
Advantest Corp. ................................       1,000          44,830
Aeon Co., Ltd. .................................       3,000          71,037
Aeon Credit Service Co., Ltd. ..................         100           3,632
Aiful Corp. ....................................         400          15,033
Ajinomoto Co. ..................................       7,000          73,085
All Nippon Airways Co.*^ .......................       3,000           5,536
Alps Electric Co., Ltd. ........................       1,000          11,039
Amada Co., Ltd. ................................       4,000          10,921
Aoyamma Trading Co., Ltd. ......................         900          12,665
Asahi Breweries Ltd.^ ..........................       6,000          39,336
Asahi Glass Co., Ltd. ..........................       9,000          55,136
Asahi Kasei Corp. ..............................      17,000          42,117

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


------------------------------------------------------------------------
                                                  NUMBER          VALUE
                                                OF SHARES       (NOTE 1)
------------------------------------------------------------------------
Asatsu-DK, Inc. ............................         100     $     1,774
Ashikaga Bank Ltd.* ........................       2,000           2,309
Autobacs Seven Co., Ltd.* ..................         100           2,043
Bank of Fukuoka Ltd.^ ......................       6,000          24,067
Bank of Yokohama ...........................      13,000          51,378
Banyu Pharmaceutical Co., Ltd. .............       1,000           9,387
Bellsystem 24, Inc . .......................          20           3,905
Benesse Corp. ..............................       1,200          13,449
Bridgestone Corp. ..........................       8,000          99,098
Canon, Inc . ...............................      10,000         376,675
Capcom Co. Ltd. ............................         200           3,012
Casio Computer Co., Ltd. ...................       3,000          16,710
Central Japan Railway Co. ..................          12          74,728
Chubu Electric Power Co., Inc.^ ............       7,100         126,839
Chugai Pharmaceutical Co., Ltd. ............       3,000          28,567
Citizen Watch Co., Ltd. ....................       3,000          13,373
Credit Saison Co., Ltd. ....................       1,100          18,771
CSK Corp.^ .................................       1,000          20,983
Dai Nippon Printing Co., Ltd. ..............       7,000          77,450
Daiei, Inc.* ...............................       3,500           3,805
Daiichi Pharmaceutical Co., Ltd. ...........       3,000          43,052
Daikin Industries Ltd. .....................       2,000          31,685
Daimaru, Inc. ..............................       1,000           2,983
Dainippon Ink and Chemicals, Inc.* .........      10,000          16,011
Daito Trust Construction Co. ...............       1,300          28,756
Daiwa House Industry Co., Ltd. .............       5,000          28,145
Daiwa Securities Group Ltd. ................      15,000          66,613
Denki Kogyo. ...............................       2,000           4,365
Denso Corp. ................................       6,300         103,363
Dowa Mining Co., Ltd .......................       2,000           8,427
East Japan Railway Co. .....................          40         198,534
Ebara Corp. ................................       4,000          12,370
Eisai Co., Ltd. ............................       3,000          67,372
Familymart Co. .............................         400           7,837
Fanuc Ltd. .................................       1,300          57,512
Fast Retailing Co., Ltd. ...................         500          17,612
Fuji Electric Co., Ltd. ....................       3,000           5,233
Fuji Machine Manufacturing Co. .............         600           5,663
Fuji Photo Film Co., Ltd . .................       5,000         163,057
Fuji Soft ABC, Inc. ........................         600           9,480
Fuji Television Network, Inc. ..............           4          16,112
Fujikura, Ltd. .............................       2,000           4,753
Fujisawa Pharmaceutical Co., Ltd. ..........       3,000          68,636
Fujitsu Ltd. . .............................      20,000          57,133
Furukawa Electric Co., Ltd. ................       7,000          14,688
Gunma Bank Ltd.^ ...........................       4,000          17,393
Gunze Ltd. .................................       1,000           3,682
Hino Motors Ltd. ...........................       1,000           3,430
Hirose Electric Co., Ltd . .................         400          30,538

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


-------------------------------------------------------------------------------
                                                         NUMBER         VALUE
                                                       OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------
Hitachi Ltd. .......................................     36,000     $   138,030
Hitachi Software Engineering Co., Ltd. .............        100           2,275
Hokuriku Bank Ltd.* ................................      2,000           2,697
Honda Motor Co., Ltd. ..............................      7,700         284,849
House Foods Corp. ..................................      1,000           9,446
Hoya Corp. .........................................      1,400          98,037
Isetan Co., Ltd. ...................................      2,000          13,719
Ishikawajima-Harima Heavy Industries Co., Ltd . ....     18,000          16,382
ITO EN Ltd . .......................................        100           3,388
Ito-Yokado Co., Ltd. ...............................      4,000         117,974
Itochu Corp. .......................................     16,000          34,651
Itochu Techno-Science Corp. ........................        600          12,716
Japan Airlines System Corp.* .......................     10,000          21,320
Japan Tobacco, Inc. ................................         10          66,908
JFE Holdings, Inc.* ................................      5,400          65,572
JGC Corp. ..........................................      1,000           5,595
Joyo Bank Ltd. .....................................      8,000          22,247
JSR Corp. ..........................................      1,000          10,045
Kajima Corp.^ ......................................     12,000          26,797
Kamiguma Co., Ltd. .................................      1,000           4,803
Kaneka Corp. .......................................      4,000          21,404
Kansai Electric Power Co., Inc. ....................      8,600         129,938
Kao Corp. ..........................................      7,000         153,661
Kawasaki Heavy Industries Ltd.* ....................     21,000          16,634
Kawasaki Kisen Kaisha Ltd. .........................      2,000           3,438
Keihin Electric Express Railway Co., Ltd. ..........      4,000          18,202
Keio Teito Electric Railway Co., Ltd. ..............      6,000          31,802
Keyence Corp. ......................................        300          52,204
Kikkoman Corp. .....................................      1,000           6,935
Kinden Corp. .......................................      2,000           7,382
Kinki Nippon Railway Co., Ltd.* ....................     20,000          43,145
Kirin Brewery Co., Ltd.^ ...........................      9,000          57,260
Kokuyo Co., Ltd. ...................................      1,000           8,317
Komatsu Ltd.^ ......................................     11,000          35,873
Komori Corp. .......................................      1,000          10,171
Konami Co., Ltd. ...................................      1,300          30,016
Konica Corp. .......................................      2,000          14,511
Kubuta Corp. .......................................     14,000          37,988
Kuraray Co., Ltd. ..................................      5,000          31,010
Kurita Water Industries Ltd. .......................      2,000          20,140
Kyocera Corp. ......................................      2,100         122,280
Kyowa Hakko Kogyo Co., Ltd . .......................      5,000          20,730
Kyushu Electric Power Co., Inc.^ ...................      4,000          58,515
Lawson, Inc. .......................................        500          12,050
Mabuchi Motor Co., Ltd. ............................        300          27,606
Marubeni Corp.^ ....................................     18,000          16,533
Marui Co., Ltd. ....................................      4,000          39,167
Matsushita Electric Industrial Co., Ltd.^ ..........     26,000         256,341
Matsushita Electric Works Ltd. .....................      4,000          24,741

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


------------------------------------------------------------------------------
                                                        NUMBER         VALUE
                                                      OF SHARES       (NOTE 1)
------------------------------------------------------------------------------
Meiji Milk Products ..............................       4,000     $    12,606
Meiji Seika Kaisha Ltd.^ .........................       6,000          17,646
Meitec Corp. .....................................         200           4,888
Millea Holdings, Inc.* ...........................          17         122,339
Minebea Co., Ltd. ................................       4,000          13,921
Mitsubishi Chemical Corp.* .......................      23,000          45,934
Mitsubishi Corp.^ ................................      13,000          79,422
Mitsubishi Electric Corp.* .......................      21,000          48,487
Mitsubishi Estate Co., Ltd. ......................      12,000          91,413
Mitsubishi Heavy Industries Ltd. .................      35,000          85,531
Mitsubishi Logistics Corp. .......................       2,000           9,758
Mitsubishi Materials Corp. .......................      15,000          16,432
Mitsubishi Rayon Co., Ltd. .......................       9,000          20,553
Mitsubishi Tokyo Finance Group, Inc. .............          43         233,715
Mitsui & Co., Ltd. ...............................      14,000          65,358
Mitsui Chemicals, Inc.^ ..........................       5,000          22,289
Mitsui Engineering & Shipbuilding Co., Ltd.* .....       2,000           1,449
Mitsui Fudosan Co., Ltd . ........................       9,000          58,397
Mitsui Marine & Fire Insurance Co., Ltd. .........      17,000          78,217
Mitsui Mining & Smelting Co., Ltd. ...............       5,000          11,545
Mitsui O.S.K. Lines, Ltd. ........................       5,000          10,365
Mitsui Trust & Banking^ ..........................       6,000           9,758
Mitsukoshi Ltd.^ .................................       7,000          14,570
Mitsumi Electric Co., Ltd. .......................         300           2,733
Mizuho Holding, Inc.^ ............................          71          66,411
Murata Manufacturing Co., Ltd. ...................       2,900         113,634
NAMCO Ltd. .......................................         700          11,727
NEC Corp.* .......................................      18,000          67,346
Net One Systems Co., Ltd. ........................           1           4,256
NGK Insulators Ltd. ..............................       4,000          21,842
NGK Spark Plug Co., Ltd. .........................       2,000          12,943
Nichirei Corp. ...................................       1,000           2,806
Nidec Corp. ......................................         500          31,179
Nikko Securities Co., Ltd. .......................      14,000          47,190
Nikon Corp.* .....................................       4,000          30,067
Nintendo Ltd. ....................................       1,200         112,143
Nippon COMSYS Corp. ..............................       2,000           6,775
Nippon Express Co., Ltd. .........................      11,000          43,103
Nippon Meat Packers, Inc. ........................       3,000          29,957
Nippon Mining Holdings, Inc. .....................       8,000          10,719
Nippon Mitsubishi Oil Co. ........................      17,000          77,071
Nippon Sheet Glass Co., Ltd. .....................       5,000           8,974
Nippon Steel Corp.* ..............................      67,000          78,478
Nippon System Development ........................         100           1,171
Nippon Telegraph & Telephone Corp. ...............          66         239,707
Nippon Unipac Holding ............................          12          52,077
Nippon Yusen Labushiki Kaisha ....................      12,000          40,448
Nissan Motor Co., Ltd. ...........................      28,000         218,488
Nisshin Flour Milling ............................       3,000          19,971

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


------------------------------------------------------------------------
                                                  NUMBER         VALUE
                                                OF SHARES       (NOTE 1)
------------------------------------------------------------------------
Nissin Food Products Co., Ltd. .............       1,000     $    22,331
Nitto Denko Corp. ..........................       1,800          51,268
Nomura Securities Co., Ltd. ................      22,000         247,308
NSK Ltd. ...................................       6,000          15,471
NTN Corp.^ .................................       3,000          10,365
NTT Data Corp. .............................          17          46,987
NTT Docomo, Inc. ...........................         213         393,082
Obayashi Corp. .............................      10,000          22,247
Oji Paper Co., Ltd. ........................      11,000          47,274
Oki Electric Industries Co., Ltd.* .........       2,000           3,236
Olympus Optical Co., Ltd. ..................       3,000          48,892
Omron Corp. ................................       3,000          44,240
Onward Kashiyama Co., Ltd. .................       2,000          15,674
Oracle Corp. Japan .........................         600          14,536
Oriental Land Co., Ltd. ....................         600          36,353
Orix Corp. .................................         900          58,018
Osaka Gas Co., Ltd.^ .......................      26,000          64,195
Pioneer Corp . .............................       1,700          31,874
Promise Co., Ltd. ..........................       1,000          35,645
Ricoh Co., Ltd. ............................       7,000         114,848
Resona Holdings, Inc.* .....................      57,000          31,221
Rohm Co., Ltd. .............................       1,300         165,526
Sankyo Co., Ltd. ...........................       4,000          50,190
Sanrio Co., Ltd. ...........................       1,000           4,972
Sanyo Electric Co., Ltd. ...................      18,000          46,869
Secom Co. ..................................       2,600          89,172
Sega Corp.* ................................       1,400          13,803
Sekisui Chemical Co., Ltd. .................       7,000          18,109
Sekisui House Ltd. .........................       6,000          42,471
Seven-Eleven Japan Co., Ltd.^ ..............       5,000         152,524
Sharp Corp. ................................      11,000         104,466
Shimachu Co., Ltd. .........................         200           4,045
Shimamura Co., Ltd. ........................         300          19,112
SHIMANO, Inc. * ............................       1,000          15,168
Shimizu Corp. ..............................       9,000          22,525
Shin-Etsu Chemical Co., Ltd. ...............       4,500         147,510
Shionogi & Co., Ltd. .......................       4,000          56,560
Shiseido Co., Ltd. .........................       5,000          65,012
Shizuoka Bank Ltd.^ ........................       8,000          51,572
Showa Denko K.K.*. .........................       7,000           8,907
Showa Shell Sekiyu K.K. ....................       3,000          20,831
Skylark Co., Ltd. ..........................       1,000          13,264
SMC Corp. ..................................         600          56,324
Softbank Corp.^ ............................       2,800          31,971
Sompo Japan Insurance, Inc. ................       8,000          46,718
Sony Corp. .................................      10,700         447,223
Stanley Electric Co. .......................       1,000          11,165
Sumitomo Bakelite Co., Ltd. ................       1,000           4,129
Sumitomo Chemical Co., Ltd.^ ...............      15,000          59,282

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


----------------------------------------------------------------------------
                                                      NUMBER         VALUE
                                                    OF SHARES       (NOTE 1)
----------------------------------------------------------------------------
Sumitomo Corp. .................................      10,000     $    42,976
Sumitomo Electric Industries ...................       7,000          45,361
Sumitomo Heavy Industries* .....................      11,000           6,118
Sumitomo Metal Industries* .....................      29,000          10,508
Sumitomo Metal Mining Co. ......................       4,000          16,685
Sumitomo Mitsui Financial Group, Inc.^ .........          46         143,811
Sumitomo Osaka Cement Co., Ltd. ................       7,000           9,202
Sumitomo Realty & Development^ .................       3,000          12,210
Sumitomo Trust & Banking Co., Ltd. .............       9,000          36,479
Suruga Bank Ltd. ...............................       1,000           3,935
Suzuken Co., Ltd . .............................         200           4,820
Taiheiyo Cement Corp.*^ ........................       6,000           7,584
Taisei Corp. ...................................       7,000          11,149
Taisho Pharmaceutical Co., Ltd. ................       2,000          29,409
Taiyo Yuden Co., Ltd ...........................       1,000          10,601
Takara Shuzo Co., Ltd.^ ........................       2,000           8,713
Takashimaya Co., Ltd.^ .........................       4,000          15,674
Takeda Chemical Industries Ltd. ................      10,000         417,966
Takefuji Corp. .................................       1,020          58,878
TDK Corp. ......................................       1,200          48,336
Teijin Ltd. ....................................      12,000          28,718
Teikoku Oil Co., Ltd. ..........................       1,000           3,994
Terumo Corp. ...................................       2,000          27,673
The Chiba Bank Ltd. ............................       5,000          15,927
THK Co., Ltd. ..................................         800           8,811
TIS, Inc. ......................................         100           1,476
Tobu Railway Co., Ltd. .........................       7,000          18,581
Toda Corp. .....................................       3,000           5,031
Toho Co., Ltd. .................................       2,000          19,196
Tohoku Electric Power Co., Inc. ................       5,500          80,968
Tokyo Electric Power ...........................      14,000         266,032
Tokyo Electron Ltd. ............................       1,900          85,978
Tokyo Gas Co., Ltd. ............................      31,000          97,177
Tokyo Style ....................................       1,000           8,477
Tokyu Corp. ....................................      14,000          49,313
TonenGeneral Sekiyu K.K.^ ......................       3,000          19,719
Toppan Printing ................................       7,000          52,675
Toray Industries, Inc. .........................      17,000          36,100
Toshiba Corp.* .................................      35,000         109,716
Tosoh Corp. ....................................       7,000          16,870
Tostem Corp. ...................................       3,000          45,504
Toto Ltd. ......................................       5,000          18,497
Toyo Seikan Kaisha Ltd. ........................       2,000          23,848
Toyobo Co. Ltd. ................................       2,000           2,612
Toyoda Gosei Co. Ltd. ..........................         300           5,637
Toyota Automatic Loom Works Ltd. ...............       1,200          18,050
Toyota Motor Corp. .............................      28,400         763,428
Trans Cosmos ...................................         300           3,066
Trend Micro, Inc.*^ ............................       1,500          25,659

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



----------------------------------------------------------------------------
                                                      NUMBER         VALUE
                                                    OF SHARES       (NOTE 1)
----------------------------------------------------------------------------
Ube Industries Ltd. ............................       4,000     $     4,011
UFJ Holdings, Inc. .............................          41          41,460
Uni-Charm Corp. ................................         700          27,783
Uny Co., Ltd. ..................................       2,000          19,567
Ushio, Inc. ....................................       1,000          10,955
Wacaol Corp. ...................................       2,000          15,421
West Japan Railway Co. .........................          10          35,477
World Co., Ltd. ................................         700          13,449
Yakult Honsha Co., Ltd. ........................       2,000          22,786
Yamada Denki Co., Ltd.^ ........................         900          18,998
Yamaha Corp. ...................................       2,000          18,488
Yamaha Motor Corp. Ltd. ........................       1,000           8,258
Yamanouchi Pharmaceutical Co., Ltd. ............       4,000         115,952
Yamato Transport Co., Ltd. .....................       5,000          65,307
Yamazaki Banking Co., Ltd. .....................       2,000          11,208
Yokogawa Electric Corp. ........................       2,000          12,421
                                                                 -----------
                                                                  13,550,936
                                                                 -----------
LUXEMBOURG (0.1%)
Arcelor* .......................................       3,918          48,187
                                                                 -----------
NETHERLANDS (4.5%)
ABN Amro Holdings N.V. .........................      16,844         275,392
Aegon N.V. .....................................      15,239         196,059
Akzo Nobel N.V. ................................       3,436         109,001
ASML Holding N.V.* .............................       5,409          45,182
Buhrmann N.V. ..................................       1,319           5,758
Elsevier N.V. ..................................       7,516          91,887
Getronics N.V.* ................................       3,867           2,354
Hagemeyer N.V. .................................       1,314           9,514
Heineken N.V., Class A .........................       2,382          92,987
IHC Caland N.V. ................................         326          17,208
ING Groep N.V. .................................      20,176         341,726
KLM Royal Dutch Airlines N.V.* .................         248           2,389
Koninklijke (Royal) KPN N.V. * .................      21,042         136,905
Koninklijke Ahold N.V. .........................       7,950         100,947
Koninklijke Royal Philips Electronics N.V. .....      15,764         276,263
NUMICO N.V. ....................................       1,700          21,408
Oce N.V. .......................................         824           9,079
Qiagen N.V.*^ ..................................       1,730           9,077
Royal Dutch Petroleum Co. ......................      25,332       1,115,168
TPG N.V. .......................................       4,201          68,111
Unilever N.V. ..................................       6,809         418,359
Vedior N.V. ....................................       1,212           6,919
Vendex KBB N.V. ................................         985          10,698
VNU N.V. .......................................       2,618          68,271
Wolters Kluwer N.V., Class C ...................       3,163          55,099
                                                                 -----------
                                                                   3,485,761
                                                                 -----------

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



------------------------------------------------------------------------------
                                                        NUMBER         VALUE
                                                      OF SHARES       (NOTE 1)
------------------------------------------------------------------------------
NEW ZEALAND (0.1%)
Auckland International Airport Ltd. ...............      2,414     $     7,008
Carter Holt Harvey Ltd. ...........................     10,659           9,758
Contact Energy Ltd. ...............................      3,525           7,320
Fisher & Paykel Healthcare Corp. Ltd. .............        901           4,454
Fisher & Paykel Appliances Holdings Ltd. ..........        701           3,685
Fletcher Building Ltd. ............................      4,201           7,362
Fletcher Challenge Ltd.* ..........................      3,538           1,814
Independent Newspapers Ltd. .......................      1,809           2,886
Sky City Ltd. .....................................      2,598          10,995
Telecom Corp. of New Zealand ......................     20,164          47,801
The Warehouse Group Ltd. ..........................      1,684           6,448
Tower Ltd. ........................................      1,394           1,531
                                                                   -----------
                                                                       111,062
                                                                   -----------
NORWAY (0.4%)
Bergesen d.y. ASA, Class B ........................        200           3,233
Bergesen d.y. ASA, Class A ........................        300           5,716
DnB Holding ASA. ..................................      4,800          22,587
EDB Business Partner ASA* .........................        550           1,469
Frontline Ltd. ....................................        500           4,366
Gjensidige NOR ASA^ ...............................        650          21,298
Kvaerner ASA* .....................................      5,979           3,193
Merkantildata ASA* ................................      1,000             751
Nera ASA* .........................................      1,250           1,353
Norsk Hydro ASA ...................................      1,800          80,675
Norske Skogindustrier ASA .........................      1,250          17,682
Orkla ASA .........................................      2,435          41,475
Schibsted ASA .....................................        450           4,677
Smedvig ASA, Class A ..............................        400           1,905
Smedvig ASA, Class B ..............................        300           1,217
Statoil ASA .......................................      5,300          44,755
Storebrand ASA* ...................................      1,900           7,131
Tandberg ASA* .....................................      1,450           8,372
Telenor ASA .......................................      5,650          21,612
Tomra Systems ASA .................................      2,150          13,997
                                                                   -----------
                                                                       307,464
                                                                   -----------
PORTUGAL (0.3%)
Banco Comercial Portugues S.A .....................     18,438          44,115
Banco Espirito Santo S.A ..........................      1,280          16,790
BOI-SGPS S.A. (Registered) ........................      5,396          12,344
Brisa-Auto Estradas de Portugal S.A. ..............      3,658          20,268
Cimentos de Portugal SGPS, S.A. ...................        410           6,884
Electricidade de Portugal S.A. ....................     21,945          36,616
Jeronimo Martins & Filho* .........................        487           3,552
Portugal Telecom, SGPS, S.A. (Registered) .........     11,469          78,833
PT Multimedia Servicos de Telecomunicacoes e
  Multimedia SGPS S.A.* ...........................        563           5,920
Sonae SGPS S.A.* ..................................     12,192           5,118
                                                                   -----------
                                                                       230,440
                                                                   -----------

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



-------------------------------------------------------------------------------
                                                         NUMBER         VALUE
                                                       OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------
SINGAPORE (0.7%)
Allgreen Properties Ltd. ...........................      4,000     $     2,191
CapitaLand Ltd.* ...................................     13,000           8,319
Chartered Semiconductor Manufacturing Ltd.* ........     12,600           5,158
City Developments Ltd. .............................      5,000          11,992
Creative Technology Ltd. ...........................      1,000           7,091
Cycle & Carriage Ltd. ..............................        626           1,227
Datacraft Asia Ltd. ................................      5,000           3,275
DBS Group Holdings Ltd. ............................     13,349          84,658
Fraser & Neave Ltd. ................................      2,700          12,142
Haw Par Corp. Ltd. .................................      1,588           2,985
Keppel Corp., Ltd. .................................      6,000          12,799
Keppel Land Ltd. ...................................      5,000           2,796
NatSteel Ltd . .....................................      3,000           3,563
Neptune Orient Lines* ..............................      9,000           4,774
Overseas Union Enterprise Ltd. .....................      1,000           3,373
Overseas-Chinese Banking Corp. .....................     11,559          64,309
Parkway Holdings Ltd. ..............................      5,000           2,176
Sembcorp Industries Ltd . ..........................     12,000           5,431
Sembcorp Logisitics Ltd . ..........................      3,000           2,715
Sembcorp Marine Ltd. ...............................      5,000           2,609
Singapore Airlines Ltd. ............................      7,000          41,165
Singapore Exchange Ltd. ............................      8,000           5,673
Singapore Land Ltd. ................................      2,000           3,644
Singapore Press Holdings Ltd. ......................      4,048          42,475
Singapore Technologies Engineering Ltd. ............     16,000          15,220
Singapore Telecommunications Ltd. ..................     77,000          55,048
SMRT Corp., Ltd. ...................................      6,000           1,989
ST Assembly Test Services Ltd.* ....................      3,000           1,989
United Overseas Bank Ltd. ..........................     14,392          97,910
United Overseas Land Ltd . .........................      4,000           3,713
Venture Manufacturing (Singapore) Ltd. .............      2,000          16,028
                                                                    -----------
                                                                        528,437
                                                                    -----------
SOUTH AFRICA (0.1%)
SABMiller plc ......................................      8,390          59,633
                                                                    -----------
SPAIN (2.7%)
Acciona S.A. .......................................        320          13,180
Acerinox S.A .......................................        552          20,269
Acesa Infraestructuras SA.^ ........................      1,716             990
ACS, Actividades Cons y Services S.A. ..............        544          17,497
Altadis S.A. .......................................      3,594          81,993
Amadeus Global Travel Distribution S.A., Class A ...      2,705          11,156
Autopistas Concesionaria Espana. ...................      1,716          19,448
Banco Bilbao Vizcaya Argentaria S.A. ...............     36,829         352,471
Banco Santander Central Hispano S.A ................     52,188         358,169
Corporacion Mapfre S.A. ............................        818           6,635

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


------------------------------------------------------------------------------
                                                        NUMBER         VALUE
                                                      OF SHARES       (NOTE 1)
------------------------------------------------------------------------------
Endesa S.A. ......................................      10,972     $   128,381
Fomento de Construcciones y Contratas S.A.* ......         562          12,621
Gas Natural SDG S.A. .............................       2,703          51,256
Grupo Dragados S.A. ..............................       1,842          31,314
Grupo Ferrovial, S.A.* ...........................         723          18,323
Iberdrola S.A.^ ..................................       9,343         130,890
Iberia Lineas Aereas de Espana S.A. ..............       5,000           7,346
Immobiliaria Metropolitana Vasco .................         496          10,514
Inditex S.A.* ....................................       2,600          61,417
NH Hoteles S.A. ..................................       1,142           9,815
Promotora de Informaciones S.A. ..................         934           6,087
Repsol YPf S.A. ..................................      11,262         148,910
Sociedad General de Aguas de Barcelona S.A.* .....         790           7,959
SOL Melia S.A. ...................................       1,059           4,190
Telefonica Publicidad E Informion S.A. ...........       1,746           5,552
Telefonica S.A.* .................................      56,015         501,409
Telepizza* .......................................       2,024           1,593
Terra Networks* ..................................       4,712          19,828
Union Electrica Fenosa S.A.^ .....................       2,786          36,691
Vallehermoso S.A. ................................       1,297          13,475
Zeltia S.A.*^ ....................................       1,578           8,975
                                                                   -----------
                                                                     2,098,354
                                                                   -----------
SWEDEN (1.6%)
AB SKF, Class A ..................................         200           5,176
Assa Abloy AB. ...................................       3,500          39,968
Atlas Copco AB, Class A ..........................       1,328          25,910
Atlas Copco AB, Class B ..........................         857          15,196
Drott AB, Class B ................................       1,100          12,246
Electrolux AB, Class B^ ..........................       3,800          59,966
Eniro AB .........................................       2,200          13,887
Gambro AB, Class A ...............................       2,200          12,246
Gambro AB, Class B ...............................       1,100           6,110
Hennes & Mauritz AB, Class B .....................       5,700         109,901
Hoganas AB^ ......................................         300           5,681
Holmen AB ........................................         600          14,564
Modern Times Group AB*^ ..........................         600           4,855
Nordea AB ........................................      19,092          84,139
Nordea AB (FDR) ..................................       8,160          36,564
OM AB ............................................         500           2,387
S.K.F. AB, Class B ...............................       1,000          25,937
Sandvik AB .......................................       2,700          60,270
Sapa AB ..........................................         200           3,672
SAS AB* ..........................................         800           4,536
Securitas AB, Class B ............................       3,600          42,969
Skandia Forsakrings AB*^ .........................      10,700          28,490
Skandinaviska Enskilda Banken ....................       5,800          48,259
Skanska AB .......................................       4,800          28,095
SSAB Svenskt Stal AB, Series A. ..................         700           8,275

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



-------------------------------------------------------------------------------
                                                         NUMBER         VALUE
                                                       OF SHARES       (NOTE 1)
-------------------------------------------------------------------------------
SSAB Svenkst Stal AB, Series B. ....................        300     $     3,357
Svenska Cellulosa AB, Class B . ....................      2,300          77,605
Svenska Handelsbanken AB ...........................        500           6,370
Svenska Handelsbanken AB, Class A ..................      6,800          90,528
Swedish Match AB ...................................      4,300          33,805
Tele2 AB, Class B* .................................      1,100          29,099
Telefonaktiebolaget LM Ericsson* ...................    185,100         129,585
Telia AB* ..........................................     12,200          45,925
TeliaSonera AB* ....................................     10,525          39,209
Trelleborg AB ......................................        800           6,473
Volvo AB, Class A ..................................      1,240          19,354
Volvo AB, Class B^ .................................      2,580          42,046
Wm-Data AB, Class B ................................      3,300           2,878
                                                                    -----------
                                                                      1,225,533
                                                                    -----------
SWITZERLAND (6.7%)
ABB AG Ltd.*^ ......................................     11,288          32,084
Adecco S.A. ........................................      1,500          58,798
Centerpulse AG. ....................................        118          20,567
CIBA Specialty Chemicals ...........................        800          55,775
Clariant AG ........................................      1,600          25,573
Compagnie Financiere Richemont AG, Class A .........      6,300         117,553
Credit Suisse Group ................................     14,200         308,093
Fischer (Georg) AG .................................         30           3,038
Forbo Holdings AG ..................................         10           2,980
Givaudan ...........................................         84          37,665
Holcim Ltd., Class B ...............................        345          62,628
Kudelski S.A.*^ ....................................        430           5,831
Kuoni Reisen Holding AG (Registered)* ..............         30           5,663
Logitech International S.A.*^ ......................        500          14,916
Lonza AG ...........................................        500          30,375
Nestle S.A. (Registered) ...........................      4,740       1,004,426
Nobel Biocare Holding AG* ..........................        250          16,074
Novartis AG (Registered) ...........................     32,700       1,193,111
Phonak Holding AG ..................................        300           2,821
Publi Groupe S.A.* .................................         10           1,591
Roche Holding AG ...................................      8,400         585,333
Roche Holding AG (Bearer) ..........................        600          75,938
Schindler Holding AG ...............................         50           9,745
Serono S.A., Class B ...............................         80          42,873
SGS Societe Generale Surveillance de Holdings S.A. .         65          19,556
STMicroelectronics N.V. ............................      7,122         139,610
Sulzer AG* .........................................         50           6,798
Swatch Group AG. ...................................        800          13,539
Swatch Group AG, Class B ...........................        400          33,268
Swiss Reinsurance ..................................      3,800         249,266
Swisscom AG (Registered) ...........................        320          92,688
Syngenta AG ........................................      1,252          72,483
Synthes-Stratec, Inc. ..............................         60          36,798

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



--------------------------------------------------------------------------
                                                    NUMBER         VALUE
                                                  OF SHARES       (NOTE 1)
--------------------------------------------------------------------------
Tecan Group AG ...............................         100     $     3,291
UBS AG* ......................................      15,016         729,786
Unaxis Holding AG* ...........................          96           6,422
Valora Holding AG ............................          40           7,666
Zurich Financial Services AG .................       1,712         159,722
                                                               -----------
                                                                 5,284,344
                                                               -----------
UNITED KINGDOM (22.6%)
3i Group plc .................................       8,377          74,848
Aegis Group plc ..............................       6,953           8,759
Aggreko plc ..................................         601           1,427
Amec plc .....................................       1,926           4,442
Amersham plc .................................       9,153          81,928
Amvescap plc .................................       8,666          55,526
ARM Holdings plc* ............................      12,500           9,659
Associated British Ports Holding plc .........       2,349          15,108
AstraZeneca plc ..............................      15,426         551,319
AstraZeneca plc (Stockholm Exchange) .........       5,851         205,480
Aviva plc ....................................      27,361         195,134
AWG plc ......................................       1,331           9,289
BAA plc ......................................      13,374         108,515
BAE SYSTEMS plc ..............................      39,206          78,266
Balfour Beatty plc ...........................       2,108           4,904
Barclays Bank plc ............................      79,816         494,706
Barratt Developments plc .....................       4,401          27,703
BBA Group plc ................................       7,928          23,580
Berkeley Group plc ...........................       2,323          22,289
BG Group plc .................................      40,619         175,251
BHP Billiton plc .............................      30,082         160,662
BOC Group plc ................................       5,407          77,298
Boots Co. plc ................................      11,326         106,849
BP plc .......................................     273,971       1,883,346
BPB plc ......................................       4,185          16,574
Brambles Industries plc ......................      11,011          26,944
British Airways plc* .........................       9,828          21,360
British American Tobacco plc .................      20,655         206,331
British Land Co., plc ........................       7,293          53,069
British Sky Broadcasting plc* ................      15,116         155,501
BT Group plc .................................     108,293         339,963
Bunzl plc ....................................       4,692          28,704
Cable & Wireless plc .........................      23,952          17,256
Cadbury Schweppes plc ........................      26,524         165,252
Canary Wharf Group plc* ......................       7,409          28,090
Capita Group plc .............................       9,640          38,410
Carlton Communications plc ...................       7,616          16,460
Celltech Group plc* ..........................       3,193          17,734
Centrica plc .................................      52,037         143,253
Chubb plc ....................................       9,134          12,903
Close Brothers Group plc .....................         768           6,874

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


----------------------------------------------------------------------------
                                                      NUMBER         VALUE
                                                    OF SHARES       (NOTE 1)
----------------------------------------------------------------------------
Compass Group plc ..............................      28,136     $   149,476
Corus Group plc* ...............................      35,376          15,519
Daily Mail & General Trust . ...................       2,758          25,819
De La Rue plc ..................................         852           3,991
Diageo plc .....................................      39,932         433,932
Dixons Group plc ...............................      23,370          54,554
Electrocomponents plc ..........................       5,979          27,625
EMI Group plc ..................................       8,955          20,039
Exel plc .......................................       4,439          49,167
Firstgroup plc .................................       2,711          10,278
FKI plc ........................................       4,086           5,789
GKN plc ........................................       7,349          23,751
GlaxoSmithKline plc ............................      73,674       1,413,797
Granada plc ....................................      28,151          36,143
Great Universal Stores plc .....................      13,208         122,690
Hammerson plc ..................................       2,295          17,476
Hanson plc .....................................       9,803          43,558
Hays plc .......................................      24,633          36,781
HBOS plc .......................................      45,270         477,363
Hilton Group plc ...............................      19,345          52,009
HSBC Holdings plc ..............................     114,651       1,267,112
IMI plc ........................................       1,970           8,325
Imperial Chemical Industries plc ...............      15,205          56,300
Imperial Tobacco Group plc .....................       8,204         139,340
International Power plc* .......................      12,178          18,772
Invensys plc ...................................      49,074          41,675
Johnson Matthey plc ............................       2,954          38,045
Kelda Group plc ................................       2,985          20,375
Kidde plc ......................................       9,134          10,404
Kingfisher plc .................................      29,600         106,027
Land Securities Group plc ......................       6,241          78,872
Legal & General Group plc ......................      82,061         126,825
Lloyds TSB Group plc ...........................      68,806         494,035
Logica plc .....................................       9,593          23,165
Man (E D & F) Group plc ........................       2,628          37,527
Marks & Spencer Group plc ......................      29,882         151,536
Misys plc ......................................       7,079          20,058
National Grid Group plc ........................      38,979         286,463
Next plc .......................................       3,318          39,341
P&O Princess Cruises plc* ......................       9,577          66,451
Pearson plc ....................................      10,642          98,426
Peninsular & Oriental Steam Navigation Co. .....       8,440          22,351
Pilkington plc .................................       5,217           4,871
Provident Financial plc ........................       2,169          20,742
Prudential plc .................................      25,342         179,103
Rank Group plc .................................       4,798          20,585
Reckitt Benckiser plc ..........................       7,177         139,228
Reed Elsevier plc* .............................      16,403         140,485
Rentokil Initial plc ...........................      25,402          89,968

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


------------------------------------------------------------------------------
                                                        NUMBER         VALUE
                                                      OF SHARES       (NOTE 1)
------------------------------------------------------------------------------
Reuters Group plc ................................      18,097     $    51,713
Rexam plc ........................................       3,776          25,775
Rio Tinto plc ....................................      13,524         269,975
RMC Group plc ....................................       4,299          25,400
Rolls-Royce plc ..................................      18,988          32,708
Royal & Sun Alliance Insurance Group plc .........      14,956          29,074
Royal Bank of Scotland Group plc .................      33,387         799,792
Safeway plc ......................................      10,561          36,257
Sainsbury J plc ..................................      19,212          86,215
Schroders plc ....................................       2,425          19,949
Scottish & Newcastle plc .........................       8,211          61,269
Scottish & Southern Energy .......................       9,421         103,134
Scottish Power plc ...............................      24,328         141,975
Securicor plc* ...................................       2,034           2,775
Serco Group plc ..................................       2,533           6,244
Seton Scholl Healthcare Group plc ................         457           1,885
Severn Trent plc .................................       3,237          36,166
Shell Transport & Trading Co. plc ................     119,217         784,979
Signet Group plc .................................      14,678          16,068
Six Continents plc ...............................      10,581          85,512
Slough Estates plc ...............................       3,338          18,217
Smith & Nephew plc ...............................      10,275          62,941
Smiths Group plc .................................       7,627          85,398
Stagecoach Holdings plc ..........................       9,196           4,367
Tate & Lyle plc ..................................       3,654          18,530
Taylor Woodward plc ..............................       3,483           9,504
Tesco plc ........................................      86,370         269,750
The Sage Group plc ...............................      15,086          32,301
Unilever plc .....................................      34,575         328,962
United Business Media plc ........................       2,740          12,792
United Utilities plc .............................       7,876          79,120
Vodafone Group plc ...............................     827,895       1,509,420
Whitbread plc ....................................       2,447          21,312
Wimpey (George) plc ..............................       2,142           9,173
Wolseley plc .....................................       8,021          67,341
WPP Group plc ....................................      14,226         108,671
                                                                   -----------
                                                                    17,691,794
                                                                   -----------
UNITED STATES (0.0%)
Capstone Turbine Corp.* ..........................          48              43
                                                                   -----------
TOTAL COMMON STOCKS (81.3%)
 (cost $96,108,677)...............................                  63,731,553
                                                                   -----------
PREFERRED STOCKS:
GERMANY (0.1%)
Fresenius Medical Care AG ........................         250           7,608
Porsche AG .......................................         100          41,556
Volkswagen AG ....................................       1,350          34,992
Wella AG .........................................         250          14,823
                                                                   -----------
                                                                        98,979
                                                                   -----------

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002



-------------------------------------------------------------------------------------------
                                                                   NUMBER            VALUE
                                                                 OF SHARES         (NOTE 1)
-------------------------------------------------------------------------------------------
ITALY (0.0%)
Fiat S.p.A ................................................           1,172     $     5,350
                                                                                -----------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $152,593)...........................................                         104,329
                                                                                -----------
                                                                 NUMBER OF
                                                                 WARRANTS
                                                                ----------
WARRANTS:
ITALY (0.0%)
Snia S.p.A.* (Cost $-).....................................           2,355             100
                                                                                -----------
                                                                 PRINCIPAL
                                                                  AMOUNT
                                                                ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (13.1%)
J.P. Morgan Chase Nassau, 0.73%, 01/02/03 .................     $10,234,685     $10,234,685
                                                                                -----------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bills (Discount Note) 01/23/03 #. . .........         315,000         314,768
                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES (13.5%)
  (Amortized Cost $10,549,453) ............................                      10,549,453
                                                                                -----------
TOTAL INVESTMENTS (95.0%)
  (Cost/Amortized Cost $106,810,723).......................                      74,385,435
                                                                                -----------
OTHER ASSETS LESS LIABILITIES (5.0%). .....................                       3,963,242
                                                                                -----------
NET ASSETS (100.0%) .......................................                     $78,348,677
                                                                                ===========


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary ....................................................            12.4%
Consumer Staples ..........................................................             9.7
Energy ....................................................................             9.7
Financials ................................................................            24.2
Health Care ...............................................................            10.4
Industrials ...............................................................             8.4
Information Technology ....................................................             7.4
Materials .................................................................             6.4
Telecommunications Services ...............................................             7.0
Utilities .................................................................             4.4
                                                                                      -----
                                                                                      100.0%
                                                                                      =====

----------------------
*    Non-income producing.
^    All, or a portion, of security out on loan (note 1).
# All, or a portion of security held by broker as collateral for financial futures contracts.
++   Affilated company as defined under the Investment Company Act of 1940
     (note 6).
+    Securities (totaling $0 or 0.0% of net assets) valued at fair value.
     FDR -- Finnish Depositary Receipt
     RNC -- Risparmio Non-Convertible Savings Shares
     VVPR -- Verminderde Voorheffing -Precompte Reduit

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2002


----------------------------------------------------------------------------------------------------
At December 31, 2002 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                           LOCAL
                                         CONTRACT       COST ON          U.S. $         UNREALIZED
                                          AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                          (000'S)         DATE           VALUE        (DEPRECIATION)
                                        ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 01/10/03.....      1,280      $2,014,720      $2,059,732         $ 45,012
European Union, expiring
  01/10/03 ..........................      3,730       3,738,877       3,913,037          174,160
Japanese Yen, expiring 01/10/03 .....    177,490       1,476,622       1,496,061           19,439
                                                                                         --------
                                                                                         $238,611
                                                                                         ========

At December 31, 2002 the Portfolio had the following futures contracts open:
(Note 1)




                                                                                   UNREALIZED
                              NUMBER      EXPIRATION    ORIGINAL     VALUE AT    APPRECIATION/
PURCHASE                   OF CONTRACTS      DATE         VALUE      12/31/02    (DEPRECIATION)
------------------------- -------------- ------------ ------------ ------------ ---------------
Cac 40 10 Euro ..........        10       January-03   $   32,295   $   32,132    $     (163)
Hang Seng Index .........         5       January-03      301,324      297,721        (3,603)
IBEX 35 Index ...........         2       January-03      132,796      125,581        (7,215)
EUReX Index .............       225        March-03     5,893,526    5,654,928      (238,598)
FTSE Index ..............        56        March-03     3,521,484    3,526,370         4,886
Nikkei 225 ..............        60        March-03     2,626,185    2,557,500       (68,685)
SPI 200 .................        15        March-03       662,080      667,367         5,287
                                                                                  ----------
                                                                                  $ (308,091)
                                                                                  ==========


Investments in companies which were affiliates for the year ended December 31, 2002, were as follows:


                                                           MARKET VALUE                REALIZED
                   MARKET VALUE     PURCHASES   SALES AT   DECEMBER 31,   DIVIDEND       GAIN
SECURITIES      DECEMBER 31, 2001    AT COST      COST         2002        INCOME       (LOSS)
-------------- ------------------- ----------- ---------- -------------- ---------- -------------
AXA ..........       $389,506         $   --    $47,632      $229,458     $ 9,137     $ (15,336)
Deutsche Bank.        467,934          9,787         --       314,003       6,786            --
                     --------                                --------     -------     ---------
                     $857,440                                $543,461     $15,923     $ (15,336)
                     ========                                ========     =======     =========

----------------------------------------------------------------------------------------------------


Investment security transactions for the year ended December 31, 2002 were as follows:

COST OF PURCHASE:
Stocks and long-term corporate debt securities ...................................   $8,199,479
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...................................    7,959,733

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2002

As of December 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ..........    $   2,441,764
Aggregate gross unrealized depreciation ..........      (35,286,810)
                                                      -------------
Net unrealized depreciation ......................    $ (32,845,046)
                                                      =============
Federal income tax cost of investments. ..........    $ 107,230,481
                                                      =============

At December 31, 2002, the Portfolio had loaned securities with a total value $1,750,748 which was secured by collateral of $1,842,426.

The Portfolio has a net capital loss carryforward of $6,837,921 of which $1,276,824 expires in the year 2009 and $5,561,097 expires in the year 2010.


































                       See Notes to Financial Statements.

                      EQ/ALLIANCE INTERNATIONAL PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

           ASSETS
           Investments at value (Cost $1,161,758,099) (Note 1)..........  $1,073,154,367
           Short-term investments held as collateral for
             loaned securities .........................................      52,138,684
           Receivable for securities sold ..............................      12,197,270
           Receivable from broker for collateral held in connection
             with open futures contract ................................      10,428,419
           Dividends, interest and other receivables ...................       1,453,177
           Other assets ................................................          61,204
                                                                          --------------
             Total assets ..............................................   1,149,433,121
                                                                          --------------
           LIABILITIES
           Overdraft payable (Foreign cash payable $328,875)............         375,016
           Collateral held for loaned securities .......................      52,138,684
           Payable for securities purchased ............................      11,584,027
           Payable to Separate Accounts for Trust shares redeemed ......       1,748,725
           Investment management fees payable ..........................         574,798
           Payable to custodian ........................................         261,517
           Trustees' fees payable ......................................          68,153
           Distribution fees payable - Class IB ........................          44,038
           Administrative fees payable .................................          19,099
           Accrued expenses (Note 1) ...................................         215,530
                                                                          --------------
             Total liabilities .........................................      67,029,587
                                                                          --------------
           NET ASSETS ..................................................  $1,082,403,534
                                                                          ==============
           Net assets were comprised of:
           Paid in capital .............................................  $1,658,814,242
           Accumulated undistributed net investment income .............       3,713,559
           Accumulated undistributed net realized loss .................    (490,834,267)
           Unrealized depreciation on investments ......................     (89,290,000)
                                                                          --------------
             Net assets ................................................  $1,082,403,534
                                                                          ==============
           CLASS IA
           Net asset value, offering and redemption price per share,
             $876,907,211 / 121,170,484 shares outstanding (unlimited
             amount authorized: $0.01 par value) (Note 1) ..............  $         7.24
                                                                          ==============
           CLASS IB
           Net asset value, offering and redemption price per share,
             $205,496,323 / 28,802,103 shares outstanding (unlimited
             amount authorized: $0.01 par value) (Note 1) ..............  $         7.13
                                                                          ==============

                       See notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

            INVESTMENT INCOME (NOTE 1)
            Dividends (net of $496,086 foreign withholding tax).  $   4,519,592
            Interest (net of $3,040 foreign withholding tax) ...        167,652
            Securities lending (net) ...........................        167,291
                                                                  -------------
               Total income ....................................      4,854,535
                                                                  -------------
            EXPENSE (NOTES 1, 2, 3, 4, 5 AND 7)
            Investment management fees .........................      2,441,439
            Custodian fees .....................................        243,679
            Printing and mailing expenses ......................        203,989
            Distribution fees - Class IB .......................        146,510
            Administrative fees ................................        134,026
            Professional fees ..................................         90,573
            Trustees' fees .....................................         13,994
            Miscellaneous ......................................         16,455
                                                                  -------------
               Gross expenses ..................................      3,290,665
            Less: Waiver of investment management fees (Note 6)        (132,717)
            Fees paid indirectly (Note 1) ......................        (56,167)
                                                                  -------------
            Net expenses                                              3,101,781
                                                                  -------------
            NET INVESTMENT INCOME ..............................      1,752,754
                                                                  -------------
            REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
            Realized gain (loss) on:
            Securities .........................................    (38,420,600)
            Futures contracts ..................................     (4,277,616)
            Foreign currency transactions ......................      2,012,695
                                                                  -------------
               Net realized loss ...............................    (40,685,521)
                                                                  -------------
            Change in unrealized appreciation (depreciation) on:
            Securities .........................................     (6,575,030)
            Futures contracts ..................................       (809,419)
            Foreign currency translations ......................         80,773
                                                                  -------------
               Net change in unrealized depreciation ...........     (7,303,676)
                                                                  -------------
            NET REALIZED AND UNREALIZED LOSS ...................    (47,989,197)
                                                                  -------------
            NET DECREASE IN NET ASSETS RESULTING
               FROM OPERATIONS .................................  $ (46,236,443)
                                                                  =============

                       See notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                          YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                          2002                2001
                                                                   ------------------   ----------------
  INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
  Net investment income ........................................     $    1,752,754      $      301,304
  Net realized loss on investments and foreign currency
   transactions ................................................        (40,685,521)        (46,971,630)
  Net change in unrealized depreciation on investments
   and foreign currency translations ...........................         (7,303,676)        (12,779,691)
  NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................        (46,236,443)        (59,450,017)
  DISTRIBUTIONS:
  Distributions from net realized capital gains
   Class IA ....................................................                 --          (4,004,719)
   Class IB ....................................................                 --            (758,705)
                                                                     --------------      --------------
                                                                                 --          (4,763,424)
                                                                     --------------      --------------
  CAPITAL SHARES TRANSACTIONS (NOTE 1):
  CLASS IA
  Capital shares sold [ 62,949,501 and 39,656,124 shares,
   respectively ] ..............................................        471,285,996         352,585,055
  Capital shares issued in connection with substitution
   (Note 8) [ 101,511,603 and 0 shares, respectively ] .........        755,870,519                  --
  Capital shares issued in reinvestment of distributions
   [0 and 430,615 shares, respectively] ........................                 --           4,004,719
  Capital shares repurchased [(64,163,840) and
   (40,713,829) shares, respectively ] .........................       (481,552,125)       (362,357,488)
                                                                     --------------      --------------
  Total Class IA transactions ..................................        745,604,390          (5,767,714)
                                                                     --------------      --------------
  CLASS IB
  Capital shares sold [ 12,079,941 and 26,541,967 shares,
   respectively ] ..............................................         90,700,408         235,374,910
  Capital shares issued in connection with substitution
   (Note 8) [ 22,055,946 and 0 shares, respectively ] ..........        161,950,385                  --
  Capital shares issued in reinvestment of distributions
   [ 0 and 82,200 shares, respectively ] .......................                 --             758,705
  Capital shares repurchased [ (9,876,909) and
   (25,602,903) shares, respectively ] .........................        (73,279,253)       (227,985,314)
                                                                                         --------------
  Total Class IB transactions ..................................        179,371,540           8,148,301
                                                                     --------------      --------------
  NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .............................        924,975,930           2,380,587
                                                                     --------------      --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                               878,739,487         (61,832,854)
  NET ASSETS:
  Beginning of year ............................................        203,664,047         265,496,901
                                                                     --------------      --------------
  End of year (a) ..............................................     $1,082,403,534      $  203,664,047
                                                                     ==============      ==============
  ----------------
  (a) Includes accumulated undistributed
      (overdistributed) net investment income of ...............     $    3,713,559      $      (51,890)
                                                                     --------------      --------------

                       See notes to Financial Statements.

                    EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

            ASSETS
            Investments at value (Cost $106,810,723) (Note 1) .............  $  74,385,435
            Cash (Foreign Cash $2,565,932).................................      3,349,300
            Short-term investments held as collateral for loaned
               securities .................................................      1,842,426
            Receivable from Separate Accounts for Trust shares sold .......        303,584
            Unrealized appreciation of forward foreign currency
               contracts (Note 1) .........................................        238,611
            Dividends, interest and other receivables .....................        170,247
            Variation margin receivable on futures contracts (Note 1) .....         15,950
            Receivable for securities sold ................................            142
            Other assets ..................................................            748
                                                                             -------------
               Total assets ...............................................     80,306,443
                                                                             -------------
            LIABILITIES
            Collateral held for loaned securities .........................      1,842,426
            Payable to custodian ..........................................         33,238
            Investment management fees payable ............................         27,116
            Payable to Separate Accounts for Trust shares redeemed ........         15,094
            Distribution fees payable - Class IB ..........................         14,589
            Administrative fees payable ...................................          9,227
            Trustees' fees payable ........................................          2,590
            Accrued expenses (Note 1) .....................................         13,486
                                                                             -------------
               Total liabilities ..........................................      1,957,766
                                                                             -------------
            NET ASSETS ....................................................  $  78,348,677
                                                                             =============
            Net assets were comprised of:
            Paid in capital ...............................................  $ 118,022,323
            Accumulated undistributed net investment income ...............         66,844
            Accumulated undistributed net realized loss ...................     (7,336,052)
            Unrealized depreciation on investments ........................    (32,404,438)
                                                                             -------------
               Net assets .................................................  $  78,348,677
                                                                             =============
            CLASS IA
            Net asset value, offering and redemption price per share,
               $3,734 / 526 shares outstanding (unlimited amount
               authorized: $0.01 par value) (Note 1).......................  $        7.10
                                                                             =============
            CLASS IB
            Net asset value, offering and redemption price per
               share, $78,344,943 / 11,030,554 shares outstanding
               (unlimited amount authorized: $0.01 par value) (Note 1).....  $        7.10
                                                                             =============

                       See notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

            INVESTMENT INCOME (NOTE 1)
            Dividends (net of $174,914 foreign withholding tax)(t)..   $   1,487,718
            Interest ...............................................          49,304
            Securities lending (net) ...............................          29,661
                                                                       -------------
               Total income ........................................       1,566,683
                                                                       -------------
            EXPENSES (NOTES 1, 2, 3, 4, 5 AND 7)
            Investment management fees .............................         272,730
            Distribution fees - Class IB ...........................         194,643
            Custodian fees .........................................         112,668
            Administrative fees ....................................          50,140
            Professional fees ......................................          43,405
            Printing and mailing expenses ..........................          13,139
            Amortization of deferred organizational expense ........           6,234
            Trustees' fees .........................................           1,749
            Miscellaneous ..........................................          23,100
                                                                       -------------
               Total expenses ......................................         717,808
                                                                       -------------
            NET INVESTMENT INCOME ..................................         848,875
                                                                       -------------
            REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
            Realized gain (loss) on:
            Securities .............................................      (2,305,102)
            Futures ................................................      (2,102,079)
            Foreign currency transactions ..........................         345,448
                                                                       -------------
               Net realized loss ...................................      (4,061,733)
                                                                       -------------
            Change in unrealized appreciation (depreciation) on:
            Securities .............................................     (10,934,398)
            Futures ................................................        (416,532)
            Foreign currency translations ..........................         412,846
                                                                       -------------
               Net change in unrealized depreciation ...............     (10,938,084)
                                                                       -------------
            NET REALIZED AND UNREALIZED LOSS .......................     (14,999,817)
                                                                       -------------
            NET DECREASE IN NET ASSETS RESULTING
               FROM OPERATIONS .....................................   $ (14,150,942)
                                                                       =============
            (t) from affiliated companies ..........................   $      15,923
                                                                       -------------

                       See notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                          YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                          2002                2001
                                                                   -----------------   -----------------
  INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
  Net investment income ........................................    $      848,875      $      818,639
  Net realized loss on investments and foreign
   currency transactions .......................................        (4,061,733)         (3,136,659)
  Net change in unrealized depreciation on
   investments and foreign currency translations ...............       (10,938,084)        (21,806,917)
                                                                    --------------      --------------
  NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................       (14,150,942)        (24,124,937)
                                                                    --------------      --------------
  DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income
  Class IA .....................................................               (23)                 --
  Class IB .....................................................          (818,260)           (296,247)
                                                                    --------------      --------------
                                                                          (818,283)           (296,247)
                                                                    --------------      --------------
  Distributions from net realized capital gains
  Class IB .....................................................                --            (274,630)
                                                                    --------------      --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ............................          (818,283)           (570,877)
                                                                    --------------      --------------
  CAPITAL SHARES TRANSACTIONS (NOTE 1):
  CLASS IA*
  Capital shares sold [ 11,901 and 0 shares, respectively] .....           103,546                  --
  Capital shares issued in reinvestment of
   dividends and distributions [ 3 and 0 shares,
   respectively ] ..............................................                23                  --
  Capital shares repurchased [ (11,378) and 0 shares,
   respectively ] ..............................................           (80,225)                 --
                                                                    --------------      --------------
  Total Class IA transactions ..................................            23,344                  --
                                                                    --------------      --------------
  CLASS IB
  Capital shares sold [ 20,982,067 and
   50,145,480 shares, respectively ] ...........................       168,316,367         484,305,954
  Capital shares issued in reinvestment of
   dividends and distributions [ 117,763 and 60,444
   shares, respectively ] ......................................           818,260             570,877
  Capital shares repurchased [ (19,231,527)
  and (49,473,981) shares, respectively ]. . ...................      (155,922,815)       (479,564,991)
                                                                    --------------      --------------
  Total Class IB transactions ..................................        13,211,812           5,311,840
                                                                    --------------      --------------
  NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .............................        13,235,156           5,311,840
                                                                    --------------      --------------
  TOTAL DECREASE IN NET ASSETS .................................        (1,734,069)        (19,383,974)
  NET ASSETS:
  Beginning of year ............................................        80,082,746          99,466,720
                                                                    --------------      --------------
  End of year (a) ..............................................    $   78,348,677      $   80,082,746
                                                                    ==============      ==============
  ----------------
  (a) Includes accumulated undistributed net investment
         income of .............................................    $       66,844      $     (330,622)
                                                                    --------------      --------------
  * Class Ia commenced operations on March 25, 2002.


                       See notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(f):

FINANCIAL HIGHLIGHTS



                                                                                            CLASS IA
                                                           ----------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                               2002          2001             2000           1999         1998
                                                           ------------ ------------- ------------------------------- ------------
Net asset value, beginning of year .......................   $  8.03      $  10.62       $     15.03      $  11.13      $  10.27
                                                             -------      --------       -----------      --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ............................      0.01          0.02             (0.01)         0.08          0.09
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........     (0.80)        (2.42)            (3.33)         4.07          0.97
                                                             -------      --------       -----------      --------      --------
 Total from investment operations ........................     (0.79)        (2.40)            (3.34)         4.15          1.06
                                                             -------      --------       -----------      --------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................        --            --             (0.05)           --         (0.20)
 Distributions from realized gains .......................        --         (0.19)            (1.02)        (0.25)           --
                                                             -------      --------       -----------      ---------     ---------
 Total dividends and distributions .......................        --        ( 0.19)            (1.07)        (0.25)        (0.20)
                                                             -------      --------       -----------      ---------     ---------
Net asset value, end of year .............................   $  7.24      $   8.03       $     10.62      $  15.03      $  11.13
                                                             =======      ========       ===========      =========     =========
Total return. . . . . ....................................     (9.84)%      (22.88)%          (22.77)%       37.31%        10.57%
                                                             =======      ========       ===========      =========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's). . . . ...................   $876,907     $167,610       $   228,325      $268,541      $204,767
Ratio of expenses to average net assets after waivers.....      1.02%          N/A               N/A           N/A           N/A
Ratio of expenses to average net assets after waivers
 and fees paid indirectly ................................      1.00%          N/A               N/A           N/A           N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (Note 6) ...............      1.04%         1.10%             1.16%(c)      1.08%         1.06%
Ratio of net investment income (loss) to average net
 assets after waivers ....................................      0.60%          N/A               N/A           N/A           N/A
Ratio of net investment income (loss) to average net
 assets after waivers and fees paid indirectly ...........      0.62%          N/A               N/A           N/A           N/A
Ratio of net investment income (loss) to average net
 assets before waivers and fees paid indirectly
 (Note 6) ................................................      0.58%         0.17%            (0.03)%(c)     0.70%         0.81%
Portfolio turnover rate ..................................        47%           77%               80%          152%           59%


                                                                                          CLASS IB
                                                           -----------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------------
                                                                2002          2001             2000            1999        1998
                                                           ------------- ------------- ------------------- ----------- -----------
Net asset value, beginning of year .......................   $   7.94      $   10.55      $    14.96        $ 11.11    $ 10.26
                                                             --------      ---------      -----------        -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ............................       0.01             --#          (0.01)          0.04       0.05
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........      (0.82)         (2.42)          (3.33)          4.06       0.98
                                                             --------      ---------      -----------        -------    -------
 Total from investment operations ........................      (0.81)         (2.42)          (3.34)          4.10       1.03
                                                             --------      ---------      -----------        -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................         --             --           (0.05)            --      (0.18)
 Distributions from realized gains .......................         --          (0.19)          (1.02)         (0.25)        --
                                                             --------      ---------      -----------        -------    --------
 Total dividends and distributions .......................         --          (0.19)          (1.07)         (0.25)      (.18)
                                                             --------      ---------      -----------        -------    --------
Net asset value, end of year .............................   $   7.13      $    7.94      $    10.55        $ 14.96    $ 11.11
                                                             ========      =========      ===========        =======    ========
Total return. . . . . ....................................     (10.20)%       (23.23)%        (22.86)%        36.90%     10.30%
                                                             ========      =========      ===========        =======    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's). . . . ...................   $205,496      $  36,054      $   37,171        $18,977    $  7,543
Ratio of expenses to average net assets after waivers.....       1.27%           N/A             N/A            N/A         N/A
Ratio of expenses to average net assets after waivers
 and fees paid indirectly ................................       1.25%           N/A             N/A            N/A         N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly (Note 6) ...............       1.29%          1.35%           1.41%(c)       1.33%       1.31%
Ratio of net investment income (loss) to average net
 assets after waivers ....................................       0.35%           N/A             N/A            N/A         N/A
Ratio of net investment income (loss) to average net
 assets after waivers and fees paid indirectly ...........       0.37%           N/A             N/A            N/A         N/A
Ratio of net investment income (loss) to average net
 assets before waivers and fees paid indirectly
 (Note 6) ................................................       0.33%         (0.08)%         (0.28)%(c)      0.36%       0.44%
Portfolio turnover rate ..................................         47%            77%             80%           152%         59%


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Concluded)




                                                                  CLASS IA
                                                            -------------------
                                                                 MARCH 25,
                                                                  2002* TO
                                                                DECEMBER 31,
                                                                    2002
                                                            -------------------
Net asset value, beginning of period ......................    $      8.64
                                                               -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................           0.08
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ...........          (1.53)
                                                               -----------
 Total from investment operations. ........................          (1.45)
                                                               -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ....................          (0.09)
 Distributions from realized gains ........................             --
                                                               -----------
 Total dividends and distributions ........................          (0.09)
                                                               -----------
Net asset value, end of period ............................    $      7.10
                                                               ===========
Total return. .............................................         (16.82)%(b)
                                                               ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................    $         4
Ratio of expenses to average net assets after waivers .....           0.67%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) .........................................           0.67%(a)
Ratio of net investment income to average net assets
 after waivers ............................................           1.34%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) ..................................           1.34%(a)
Portfolio turnover rate ...................................             11%
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income . .............    $        --



                                                                                       CLASS IB
                                                            --------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                 2002          2001            2000             1999
                                                            ------------- ------------- ----------------- ----------------
Net asset value, beginning of period ......................   $    8.74     $  11.80      $    14.87        $   11.85
                                                              ---------     ---------      ----------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................        0.09         0.09            0.11             0.10
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ...........       (1.65)       (3.09)          (2.72)            3.15
                                                              ---------     ---------      ----------        ---------
 Total from investment operations. ........................       (1.56)       (3.00)          (2.61)            3.25
                                                              ---------     ---------      ----------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ....................       (0.08)       (0.03)          (0.01)           (0.12)
 Distributions from realized gains ........................          --        (0.03)          (0.45)           (0.11)
                                                              ---------     ---------      ----------        ---------
 Total dividends and distributions ........................       (0.08)       (0.06)          (0.46)           (0.23)
                                                              ---------     ---------      ----------        ---------
Net asset value, end of period ............................   $    7.10     $   8.74      $    11.80        $   14.87
                                                              =========     =========      ==========        =========
Total return. .............................................      (17.87)%     (25.47)%        (17.63)%          27.50%
                                                              =========     =========      ==========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................   $  78,345     $ 80,083      $   99,467        $  94,581
Ratio of expenses to average net assets after waivers .....        0.92%        1.01%           1.01%(c)         0.94%(c)
Ratio of expenses to average net assets before
 waivers (Note 6) .........................................        0.92%        1.01%           1.04%(c)         1.05%(c)
Ratio of net investment income to average net assets
 after waivers ............................................        1.09%        0.88%           0.86%(c)         0.96%(c)
Ratio of net investment income to average net assets
 before waivers (Note 6) ..................................        1.09%        0.88%           0.83%(c)         0.85%(c)
Portfolio turnover rate ...................................          11%           8%             12%               7%
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income . .............   $      --     $     --      $       --        $    0.03



                                                                CLASS IB
                                                            ----------------
                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                            ----------------
                                                                 1998**
                                                            ----------------
Net asset value, beginning of period ......................    $   10.00
                                                               ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................         0.08
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ...........         1.92
                                                               ---------
 Total from investment operations. ........................         2.00
                                                               ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ....................        (0.15)
 Distributions from realized gains ........................           --
                                                               ---------
 Total dividends and distributions ........................        (0.15)
                                                               ---------
Net asset value, end of period ............................    $   11.85
                                                               =========
Total return. .............................................        20.07%
                                                               =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................    $  48,075
Ratio of expenses to average net assets after waivers .....         0.84%(c)
Ratio of expenses to average net assets before
 waivers (Note 6) .........................................         1.49%(c)
Ratio of net investment income to average net assets
 after waivers ............................................         1.11%(c)
Ratio of net investment income to average net assets
 before waivers (Note 6) ..................................         0.46%(c)
Portfolio turnover rate ...................................            3%
Effect of voluntary expense limitation during the
 period: (Note 6)
 Per share benefit to net investment income . .............    $    0.05

     ----------
*    Commencement of Operations

#    Per share amount is less than $0.01.

(a)  Annualized

(b)  Total return is not annualized.

(c) Reflects overall fund ratios for investment income and non-class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) Net investment income and capital changes per share are based on monthly average shares outstanding.


(f) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.



















                       See notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

Note 1  Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with thirty-one diversified portfolios, two of which are presented in these financial statements and three non-diversified portfolios, none of which are presented in these financial statements (each a "Portfolio").

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the year ended December 31, 2002, the Trust had Class IA and Class IB shares outstanding for each Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. Equitable is the primary shareholder of Class IA shares for EQ/ International Equity Index Portfolio.

     The investment objectives of each Portfolio are as follows:

     EQ/Alliance International Portfolio (advised by Alliance) -- seeks long-term growth of capital.

     EQ/International Equity Index Portfolio (advised by Deutsche Asset Management Inc.) -- Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


     Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses at the date of such transactions.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns and mergers. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


     Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2002 as follows:



                                         UNDISTRIBUTED
                                       (OVERDISTRIBUTED)        ACCUMULATED            PAID
                                         NET INVESTMENT        NET REALIZED             IN
PORTFOLIOS:                                  INCOME             GAIN (LOSS)          CAPITAL
-----------------------------------   -------------------   ------------------   ---------------
EQ/Alliance International .........        $2,012,695       $(402,092,571)       $400,079,876
EQ/International Equity Index .....           366,874            (360,648)             (6,226)

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 2002 to December 31, 2002, the Portfolios incurred and elected to defer until January 1, 2003 for U.S. Federal income tax purposes net capital and net currency losses as stated below:

                                              NET           NET
                                           CURRENCY       CAPITAL
PORTFOLIOS:                                  LOSS           LOSS
---------------------------------------   ----------   -------------
EQ/Alliance International .............       $--      $8,130,285
EQ/International Equity Index .........        --         161,290

Organizational Expense:

     Costs incurred by the Trust in connection with its organization were allocated equally to and capitalized by each of the Portfolios that commenced operations on May 1, 1997 and were deferred and amortized on a straight-line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the EQ/Equity 500 Index Portfolio, EQ/International Equity Index Portfolio, EQ/ Small Company Index Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Bernstein Diversified Value Portfolio and the EQ/Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2002, EQ/Alliance International reduced expenses under these arrangements by $56,167.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2002, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized below. Each Portfolio has an individual interest equal to the amount of cash collateral contributed. Such securities are not included in the Portfolio of Investments.




                                       RANGE OF             RANGE OF           PERCENTAGE OF
COLLATERAL TYPE                      COUPON RATES        MATURITY DATES       TOTAL COLLATERAL
-------------------------------   -----------------   --------------------   -----------------
Repurchase Agreements .........   1.33% - 1.37%                  1/02/03            51.6%
Money Market Funds. ...........    1.25 - 1.41                   1/02/03            16.9
Short-Term Floating Rate
  Corporate Debt ..............    1.37 - 1.90        1/06/03 - 10/24/03            16.5
Short-Term Fixed Rate
  Corporate Debt ..............    1.46 - 2.55         2/02/03 - 3/31/03            10.8
Commercial Paper ..............       1.76                       1/31/03             4.2
                                                                                   -----
                                                                                   100.0%
                                                                                   =====


Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment sub-advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio;
(iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:


INDEX PORTFOLIOS
----------------------------------
EQ/International Equity Index.....        0.350%
                                       FIRST         NEXT            NEXT            NEXT
EQUITY PORTFOLIOS                  $1 BILLION     $1 BILLION      $3 BILLION      $5 BILLION      THEREAFTER
---------------------------------- ------------   -------------   -------------   -------------   ----------
EQ/Alliance International* .......    0.750%         0.700%          0.675%          0.650%         0.625%

* Effective November 22, 2002. Previous fee was 0.850% of first $1 billion, 0.800% of next $1 billion, 0.775% of next $3 billion, 0.750% of next $5 billion, and 0.725% thereafter.

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:

FIXED CHARGE
------------
$30,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style), including portions EQ/Alliance International Portfolio that are allocated to Alliance or Bernstein Investment Research and Management, a unit of Alliance.

TOTAL TRUST AVERAGE NET ASSET CHARGE
------------------------------------
0.0400 of 1% on the first $3.0 billion
0.0300 of 1% on the next $3.0 billion
0.0250 of 1% on the next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

     Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolio are limited to:

     0.85% OF AVERAGE DAILY NET ASSETS OF THE

       EQ/Alliance International Portfolio (effective November 22, 2002 through November 25, 2004)
       EQ/International Equity Index Portfolio


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2002


unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the year ended December 31, 2002, the Manager received $953,135 in reimbursement. At December 31, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from EQ/Alliance International is as follows:


                                            AMOUNT ELIGIBLE THROUGH          TOTAL ELIGIBLE
                                    ---------------------------------------       FOR
PORTFOLIOS:                          2003   2004      2005     2006   2007   REIMBURSEMENT
----------------------------------- ------ ------ ----------- ------ ------ ---------------
EQ/Alliance International .........  $--    $--    $132,717    $--    $--       $132,717

Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2002, the total amount deferred by the Trustees participating in the Plan was $703,057.

Note 8 Substitution and Reorganization Transactions


     After the close of business on November 22, 2002, EQ/Alliance International Portfolio acquired the net assets of the EQ/Alliance Global Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 101,511,603 Class IA shares and 22,055,946 Class IB shares of EQ/Alliance International Portfolio (valued at $755,870,519 and $141,950,385, respectively) for the 63,627,198 Class IA shares and 13,764,525 Class IB shares of EQ/Alliance Global Portfolio outstanding on November 22, 2002. EQ/Alliance Global Portfolio's net assets at that date ($917,820,904), including $57,554,262 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/Alliance Global Portfolio immediately before the substitutions were $212,315,724 and $917,820,904, respectively, resulting in combined net assets of $1,130,136,628.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
December 31, 2002


     On December 10, 2002, the Board of Trustees approved Alliance to act as an interim Adviser for EQ/ International Equity Index Portfolio, effective January 2, 2003.

Note 9 Subsequent Event


     On February 4, 2003, the Board of Trustees approved the merger and reorganization of the EQ/International Equity Index Portfolio ("International Portfolio") into EQ/Alliance International Portfolio.


     A special shareholder meeting for the International Portfolio is scheduled to be held on or about April 24, 2003, and if approved by shareholders the transaction will be effected as of the close of business on or about May 2, 2003.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
EQ Advisors Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios presented, constituting 2 of the 34 portfolios of EQ Advisors Trust (the "Trust") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 14, 2003

                  FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     For the year ended December 31, 2002, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return and Treasury income were as follows:


                                    70% DIVIDEND
                                      RECEIVED     FOREIGN       FOREIGN       LONG TERM
PORTFOLIOS                           DEDUCTION      TAXES     SOURCE INCOME   CAPITAL GAIN
---------------------------------- ------------- ----------- --------------- -------------
EQ/Alliance International ........ --%           $496,082    4,524,128            $--
EQ/International Equity Index..... --             174,914    1,660,560             --

                      MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.


                           THE TRUSTEES AND OFFICERS

                                                           TERM OF
                                   POSITION(S)             OFFICE
        NAME,                        HELD                AND LENGTH
   ADDRESS AND AGE                 WITH TRUST          OF TIME SERVED
---------------------            -------------        ----------------

Peter D. Noris*                   Trustee and         Chairman from
 1290 Avenue of the               Chairman            December
 Americas,                                            2002 to
 New York, New York                                   present;
 (47)                                                 Trustee from
                                                      March 1997 to
                                                      present



                                                                NUMBER OF
                                                              PORTFOLIOS IN
                                                                 COMPLEX
        NAME,                 PRINCIPAL OCCUPATION(S)           OVERSEEN         OTHER DIRECTORSHIPS
   ADDRESS AND AGE              DURING PAST 5 YEARS            BY TRUSTEE          HELD BY TRUSTEE
--------------------- -------------------------------------- -------------- -----------------------------
                          INTERESTED TRUSTEE

Peter D. Noris*       From May 1995 to present, Executive          53       Director of Alliance Capital
 1290 Avenue of the   Vice President and Chief Investment                   Management L.P.; Director of
 Americas,            Officer of AXA Financial, Inc.; from                  AXA Alternative Advisors
 New York, New York   September 1999 to present, Executive                  Inc.
 (47)                 Vice President and Chief Executive
                      Officer of AXA Financial Services
                      LLC; from November 1995 to present,
                      Executive Vice President of AXA
                      Advisors LLC.

                                                      TERM OF
                               POSITION(S)            OFFICE
          NAME,                    HELD             AND LENGTH
     ADDRESS AND AGE            WITH TRUST        OF TIME SERVED
------------------------      -------------      ----------------
Theodossios                   Trustee            From
 Athanassiades                                   March 2000 to
 c/o EQ Advisors Trust                           present
 1290 Avenue of the
 Americas
 New York, New York
 (64)

Jettie M. Edwards             Trustee            From
 Syrus Associates                                March 1997 to
 880 Third Avenue                                present
 New York, New York
 (56)

David W. Fox                  Trustee            From
 c/o EQ Advisors Trust                           May 2000 to
 1290 Avenue of the                              present
 Americas
 New York, New York
 (71)

William M. Kearns, Jr.        Trustee            From
 c/o EQ Advisors Trust                           March 1997 to
 1290 Avenue of the                              present
 Americas
 New York, New York
 (67)

Christopher P.A.              Trustee            From
 Komisarjevsky                                   March 1997 to
 c/o EQ Advisors Trust                           present
 1290 Avenue of the
 Americas
 New York, New York
 (58)



                                                                    NUMBER OF
                                                                  PORTFOLIOS IN
                                                                     COMPLEX
          NAME,                  PRINCIPAL OCCUPATION(S)            OVERSEEN           OTHER DIRECTORSHIPS
     ADDRESS AND AGE               DURING PAST 5 YEARS             BY TRUSTEE            HELD BY TRUSTEE
------------------------ --------------------------------------- -------------- --------------------------------
                         INDEPENDENT TRUSTEES

Theodossios              Retired                                       34       From May 1994 to present,
 Athanassiades                                                                  Director, Atlantic Bank of
 c/o EQ Advisors Trust                                                          New York
 1290 Avenue of the
 Americas
 New York, New York
 (64)

Jettie M. Edwards        Retired. From 1986 to 2001, Partner           34       From 1992 to present, Trustee,
 Syrus Associates        and Consultant, Syrus Associates                       Provident Investment Counsel
 880 Third Avenue        (business and marketing consulting                     Trust; from 1997 to present,
 New York, New York      firm)                                                  Director, The PBHG Funds,
 (56)                                                                           Inc.

David W. Fox             Retired. From 1989 to 2000, Public            34       From 1987 to present,
 c/o EQ Advisors Trust   Governor and from 1996-2000                            Director of USG Corporation
 1290 Avenue of the      chairman of the Chicago Stock
 Americas                Exchange
 New York, New York
 (71)

William M. Kearns, Jr.   From 1994 to present, President, W.M.         34       From 1975 to present,
 c/o EQ Advisors Trust   Kearns & Co., Inc. (private                            Director, Selective Insurance
 1290 Avenue of the      investment company); from 2002 to                      Group, Inc.; from 1991 to
 Americas                present, Chairman and from 1998 to                     present, Director, Transistor
 New York, New York      present, Vice Chairman, Keefe                          Devices, Inc.; from 1999 to
 (67)                    Managers, Inc.                                         present, Advisory Director,
                                                                                Proudfoot PLC (N.A.)
                                                                                (consulting firm); from 2001 to
                                                                                present, Advisory Director,
                                                                                Gridley & Company LLC.

Christopher P.A.         From 1998 to present, President and           34       None
 Komisarjevsky           Chief Executive Officer,
 c/o EQ Advisors Trust   Burson-Marsteller worldwide (public
 1290 Avenue of the      relations); from 1996 to 1998,
 Americas                President and Chief Executive Officer,
 New York, New York      Burson-Marsteller USA.
 (58)

                                                        TERM OF
                                POSITION(S)             OFFICE
          NAME,                     HELD              AND LENGTH
     ADDRESS AND AGE             WITH TRUST         OF TIME SERVED
------------------------       -------------       ----------------
Harvey Rosenthal               Trustee             From
 c/o EQ Advisors Trust                             March 1997 to
 1290 Avenue of the                                present
 Americas
 (60)

Gary S. Schpero                Trustee             From
 c/o EQ Advisors Trust                             May 2000 to
 1290 Avenue of the                                present
 Americas
 (49)



                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                   COMPLEX
          NAME,                 PRINCIPAL OCCUPATION(S)           OVERSEEN         OTHER DIRECTORSHIPS
     ADDRESS AND AGE              DURING PAST 5 YEARS            BY TRUSTEE          HELD BY TRUSTEE
------------------------ ------------------------------------- -------------- -----------------------------
Harvey Rosenthal         From 1997 to present,                       34       From 1997 to present,
 c/o EQ Advisors Trust   Consultant/Director.                                 Director, LoJack Corporation
 1290 Avenue of the
 Americas
 (60)

Gary S. Schpero          Retired. Prior to January  1, 2000,         34       None
 c/o EQ Advisors Trust   Partner of Simpson Thacher &
 1290 Avenue of the      Bartlett (law firm) and Managing
 Americas                Partner of Investment Management
 (49)                    and Investment Company Practice
                         Group.

                                                  TERM OF                              PRINCIPAL
                            POSITION(S)            OFFICE                            OCCUPATION(S)
         NAME,                  HELD             AND LENGTH                              DURING
    ADDRESS AND AGE          WITH TRUST        OF TIME SERVED                         PAST 5 YEARS
----------------------   -----------------   -----------------   -----------------------------------------------------
                                                         OFFICERS
Steven M. Joenk          President and       From                From July 1999 to present, Senior Vice President of
 1290 Avenue of the      Chief               December 2002       AXA Financial; from July 1999 to December 2002,
 Americas,               Executive           to present          Vice President and Chief Financial Officer of the
 New York, New York      Officer                                 Trust; from 1996 to
 (44)                                                            1999, Managing Director of MeesPierson.

Patricia Louie           Vice President      From July 1999      From July 1999 to present, Vice President and
 1290 Avenue of the      and Secretary       to present          Counsel of AXA Financial and Equitable; from
 Americas,                                                       September 1994 to July 1999, Assistant General
 New York, New York                                              Counsel of The Dreyfus Corporation.
 (47)

Kenneth T. Kozlowski     Chief Financial     From                From February 2001 to present, Vice President of
 1290 Avenue of the      Officer and         December 2002       AXA Financial; from December 1999 to
 Americas,               Treasurer           to present          December 2002, Controller of the Trust; from
 New York, New York                                              October 1999 to February 2001, Assistant Vice
 (41)                                                            President of AXA Financial; from October 1996 to
                                                                 October 1999, Director -- Fund Administration of
                                                                 Prudential Investments.

Mary E. Cantwell         Vice President      From July 1999      From February 2001 to present, Vice President of
 1290 Avenue of the                          to present          AXA Financial; from July 1999 to present, Vice
 Americas,                                                       President of Equitable; from September 1997 to
 New York, New York                                              July 1999, Assistant Vice President, Office of the
 (41)                                                            Chief Investment Officer of Equitable.

Kenneth B. Beitler       Vice President      From                From May 1999 to present, Senior Investment
 1290 Avenue of the                          March 2002 to       Analyst and Assistant Vice President of AXA
 Americas,                                   present             Financial; prior thereto, an Investment Systems
 New York, New York                                              Development Analyst with TIAA-CREF.
 (44)

Brian E. Walsh           Vice President      From                From 1999 to present, Senior Fund Administrator
 1290 Avenue of the      and Controller      December 2002       and Assistant Vice President of Equitable; from 1993
 Americas,                                   to present          to 1999, Manager of Prudential Investments Fund
 New York, New York                                              Management.
 (34)

Andrew S. Novak          Assistant           From                From May 2002 to present, Counsel of AXA
 1290 Avenue of the      Secretary           September           Financial and Equitable; from May 2001 to
 Americas,                                   2002 to present     April 2002, Associate General Counsel and Chief
 New York, New York                                              Compliance Officer of Royce & Associates, Inc.; from
 (34)                                                            August 1997 to August 2000, Vice President and
                                                                 Assistant General Counsel of Mitchell Hutchins
                                                                 Asset Management.



     * Affiliated with the Manager and Distributors.


VOTING INSTRUCTION CARD   THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES                  VOTING INSTRUCTION CARD
                                     SPECIAL MEETING OF SHAREHOLDER OF
                                  EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
                                      TO BE HELD ON APRIL 29, 2003

The undersigned, the owner of one or more variable life insurance policies or variable annuity contracts or certificates
("Contracts") whose account value is invested in the EQ/International Equity Index Portfolio ("International Index
Portfolio"), a series of EQ Advisors Trust ("Trust"), hereby instructs The Equitable Life Assurance Society of the United
States ("Equitable"), the owner of all shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust ("Shareholder"), to vote as indicated on the reverse side on each of the specific proposals that will be considered at the Special meeting of the Shareholders of each Portfolio of the Trust, or any adjournment thereof, as described in the
Trust's proxy statement, and to vote, in its discretion, on such other matters as may properly come before such meeting.

THIS VOTING INSTRUCTION CARD IS SOLICITED BY EQUITABLE AS THE SOLE SHAREHOLDER OF THE TRUST. RECEIPT OF THE NOTICE OF MEETING,
EQUITABLE'S INFORMATION STATEMENT AND THE TRUST'S PROXY STATEMENT/PROSPECTUS ACCOMPANYING THIS VOTING INSTRUCTION CARD IS
ACKNOWLEDGED BY THE UNDERSIGNED.

                                                                        VOTE VIA THE INTERNET:  HTTPS://VOTE.PROXY-DIRECT.COM
                                                                        VOTE VIA THE TELEPHONE:  1-866-235-4258
                                                                        VOTE VIA FAX:  1-888-796-9932
                                                                        -----------------------------------------------------
                                                                        CONTROL NUMBER:  999 9999 999
                                                                        -----------------------------------------------------

                                                                        NOTE: Please sign this voting instruction card exactly
                                                                        as your name or names appears hereon. Joint owners
                                                                        should each sign personally. Trustees and other
                                                                        fiduciaries should indicate the capacity in which they
                                                                        sign, and where more than one name appears, a majority
                                                                        must sign. If a corporation, partnership or other entity,
                                                                        this signature should be that of a duly authorized
                                                                        individual who should state his or her title.


                                                                        ------------------------------------------------------
                                                                        Signature


                                                                        ------------------------------------------------------
                                                                        Signature of joint owner, if any


                                                                        ------------------------------------------------------
                                                                        Date                                       EQI_13075
           PLEASE MARK, SIGN AND DATE YOUR VOTING INSTRUCTION CARD AND MAIL IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder's voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation received by the secretary of Equitable, by properly executing a later-dated proxy or by attending the Special Meeting and voting in person, by telephone or by the Internet.

The voting instruction card, when properly executed, will be voted in the matter directed herein by the undersigned.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING EQUITABLE HOW TO VOTE, EQUITABLE WILL VOTE THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD "FOR" THE PROPOSAL.

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS EXAMPLE: [X]

                                                      FOR      AGAINST   ABSTAIN

                                                      [ ]        [ ]       [ ]

1. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/International Equity Index Portfolio ("International Index Portfolio") by the Trust's EQ/Alliance International Portfolio ("Alliance International Portfolio") in exchange for shares of Beneficial interest of the Alliance International Portfolio and the assumption by the Alliance International Portfolio of all of the liabilities of International Index Portfolio.






     PLEASE MARK, SIGN AND DATE YOUR VOTING INSTRUCTION CARD AND MAIL IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE.